UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	November 1, 2017 — April 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

# Putnam Income Fund

**Semiannual report**
**4 | 30 | 18**

**Income funds** invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PINCX

Putnam
Income
Fund

Semiannual report
4 | 30 | 18

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments carry the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Message from the Trustees

June 6, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility for global financial markets, the first half of 2018 has been considerably more challenging. Stocks began the year against a backdrop of optimism, but quickly lost ground in February with a sharp downturn that pushed the U.S. market into correction territory. Stocks subsequently recovered somewhat, but markets have remained choppy. Bond markets have also had a series of ups and downs, due in part to uncertainty surrounding trade policy and the trajectory of U.S. interest rates.

While volatility and declines can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Since Putnam Income Fund’s launch in 1954, the bond market landscape has undergone a dramatic transformation, with a greater variety of fixed-income securities available for investment today than ever before. Amid this evolution, the fund’s goal has remained constant: pursuing high current income and prudent risk management.

The fund’s management team has an average of more than 20 years of industry experience.

In pursuit of the fund’s investment goal, the management team seeks to balance the sources of risk and return in the portfolio. They pursue this strategy by investing in sectors that are not reliant on declining interest rates to drive returns, including sectors that lie outside the benchmark index.

2 Income Fund

## The end of an era?

For more than 25 years, declining interest rates have driven bond prices higher. But with interest rates at historically low levels, any strategy that relies on this trend continuing could be risky.

Effective federal funds rate
10-year Treasury yield
12
10
8
6
4
2
0
'85
'87
'89
'91
'93
'95
'97
'99
'01
'03
'05
'07
'09
'11
'13
'15
'17
'18

Source: Federal Reserve data as of 4/30/18. Past performance is not indicative of future results.

## Putnam Income Fund pursues a wide range of investment opportunities

Putnam Income Fund
Bloomberg Barclays U.S. Aggregate Bond Index
U.S. Treasuries/agency securities
39%
0%
Agency pass-through
28%
42%
Investment-grade corporate bonds
25%
20%
International Treasury/agency securities
3%
0%
Commercial MBS
2%
32%
Emerging-market bonds
2%
0%
Municipal bonds
1%
0%
Asset-backed securities
1%
1%
High-yield corporate bonds
0%
–8%
Agency collateralized mortgage obligations
0%
18%
Non-agency residential MBS
0%
9%
Cash and net other assets
0%
21%

Allocations are shown as a percentage of the fund’s net assets as of 4/30/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Income Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 10–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, was introduced on 12/31/75, and the fund’s Lipper category was introduced on 12/31/59. Both post-date the inception of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/18. See above and pages 10–12 for additional fund performance information. Index descriptions can be found on page 15.

4 Income Fund

Mike is Co-Head of Fixed Income. He has a B.A. from Cornell University. Mike joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Mike, your fund is managed by Brett S. Kozlowski, CFA, and Emily E. Shanks.

Mike, what was the fund’s investment environment like during the reporting period?

Generally speaking, following a solid first half, the second half of the period was volatile, with investor risk aversion returning after being largely absent from the market for the past two years.

Improving economic growth and the continuation of a positive trend for corporate profits bolstered investor sentiment from the beginning of the period until late January. U.S. gross domestic product [GDP] registered three consecutive quarters of annualized growth near 3% in the second through fourth quarters of 2017. A closely watched measure of corporate profits — after-tax profits, without inventory valuation and capital consumption adjustments — increased 9.8% in the third quarter of 2017 compared with a year earlier. In the fourth quarter, this measure declined by 6% from a year earlier, dampened by one-time effects related to the new U.S. tax law, in our view.

The environment changed considerably in late January due to interest-rate jitters, collapsing strategies predicated on market volatility remaining low, and uncertainty about inflation

Income Fund 5

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/18. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

This chart shows how the fund’s sector weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

6 Income Fund

expectations and a corresponding response from the Federal Reserve. Credit-sensitive bonds and other risk-driven assets faced further pressure in February when the Trump administration announced that it would impose tariffs on imports of steel and aluminum, sparking widespread fear of a trade war.

In April, the U.S. unemployment rate fell to 3.9%, its lowest level since December 2000. This development, coupled with oil prices that approached $70 per barrel late in the period, added to investor unease about inflation. Reflecting this concern, the yield on the benchmark 10-year U.S. Treasury reached 3% in late April, its highest level in more than four years.

U.S. GDP growth slowed to a 2.3% annual rate in 2018’s first quarter, reflecting reduced consumer spending following several months of strong demand. At the same time, however, business investment in buildings, equipment, and software moderated slightly from the fourth quarter but remained robust overall.

The fund posted positive performance and outpaced its benchmark and the average return of its Lipper peer group for the reporting period. Which holdings and strategies fueled its relative results?

Our mortgage-credit positions were the biggest relative contributor, led by an allocation to mezzanine commercial mortgage-backed securities [CMBS]. We mainly held CMBS that were issued between 2011 and 2014. The yield spreads for these bonds stayed in a relatively tight range while spreads widened in other market sectors during the second half of the period. [Bond prices fall as spreads widen.] Also, our long exposure to the BBB-rated tranche within the CMBX — an index that references a basket of CMBS issued in a particular year — proved additive.

By way of background, mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgage loans. They provide a yield advantage over higher-rated bonds along with meaningful principal protection.

Within non-agency residential mortgage-backed securities [RMBS], holdings of agency credit-risk transfer securities [CRTs] modestly contributed. CRTs benefited from strong overall demand, as investors continued to embrace the sector’s relatively high yields backed by robust collateral and rising residential real estate prices. Additionally, credit-rating agencies upgraded various CRT tranches, recognizing the improved outlook for their underlying collateral.

Our interest-rate positioning provided a further notable boost versus the benchmark. We continued to de-emphasize interest-rate risk by keeping the fund’s duration — a key measure of interest-rate sensitivity — shorter than that of the benchmark. This strategy aided performance as yields rose across the curve in January and February.

Elsewhere, a tactical short position in high-yield corporate credit also helped, as spreads in this area of the market widened in February amid increased market volatility.

What impact did prepayment-related strategies have on relative results?

Strategies targeting prepayment risk also contributed on a relative basis. Our holdings of reverse-mortgage interest-only [IO] securities continued to benefit from regulatory changes announced by the Department of Housing and Urban Development [HUD] in August. Investors believe the new regulations will reduce the incentives for owners of reverse mortgages

Income Fund 7

to refinance, which helped bolster secondary market demand for these securities.

Additionally, higher longer-term Treasury yields helped our positions in agency interest-only collateralized mortgage obligations [IO CMOs]. Refinancing activity was subdued due to rising mortgage rates and a continuing trend of fairly restrictive bank underwriting standards. As a result, prepayment speeds on the mortgages underlying our IO CMO positions stayed below market expectations.

On the downside, adverse results from our “mortgage basis” strategy, in which we sought to exploit the yield differential between current-coupon, 30-year agency pass-throughs and 30-year Treasuries, partially detracted from the overall positive performance of our prepayment strategies.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve and to hedge the risk associated with these positions. We also employed interest-rate swaps and options to hedge the portfolio’s interest-rate risk, to isolate the prepayment risks associated with our CMO holdings, and to help manage the downside risk of these positions. We used credit-default swaps to hedge market and credit risk, and to help us gain access to specific areas of the market. Also, in using CMBX, we took CMBS risk in a derivative form that we believe provides better liquidity and relative value versus the underlying cash bonds.

Looking ahead, what areas of the market do you find to be most attractive?

We think sustained U.S. economic growth, solid employment data, and a strong housing market may continue to provide a supportive backdrop for mortgage credit. As a result, we have a positive outlook for securitized mortgage products, such as CMBS, agency IO CMOs, CRTs, and non-agency RMBS.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

8 Income Fund

As of period-end, the fund’s duration was modestly shorter than that of the benchmark. We plan to keep it that way for now, given our expectations for moderately higher interest rates in the months ahead.

Thanks for your time and for bringing us up to date, Mike.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Income Fund 9

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (11/1/54)
Before sales charge	7.42%	66.92%	5.26%	10.53%	2.02%	3.86%	1.27%	2.79%	0.44%
After sales charge	7.35	60.24	4.83	6.11	1.19	–0.29	–0.10	–1.32	–3.58
Class B (3/1/93)
Before CDSC	7.28	57.06	4.62	6.45	1.26	1.50	0.50	1.94	0.09
After CDSC	7.28	57.06	4.62	4.60	0.90	–1.32	–0.44	–3.02	–4.84
Class C (7/26/99)
Before CDSC	7.29	54.93	4.48	6.47	1.26	1.61	0.53	1.92	0.08
After CDSC	7.29	54.93	4.48	6.47	1.26	1.61	0.53	0.93	–0.91
Class M (12/14/94)
Before sales charge	6.99	62.76	4.99	9.25	1.78	3.11	1.03	2.38	0.36
After sales charge	6.94	57.47	4.65	5.70	1.11	–0.24	–0.08	–0.95	–2.90
Class R (1/21/03)
Net asset value	7.15	62.46	4.97	9.16	1.77	3.09	1.02	2.44	0.34
Class R5 (7/2/12)
Net asset value	7.52	71.42	5.54	12.09	2.31	4.87	1.60	3.10	0.61
Class R6 (7/2/12)
Net asset value	7.53	72.16	5.58	12.56	2.39	5.02	1.65	3.10	0.60
Class Y (6/16/94)
Net asset value	7.52	71.06	5.52	11.90	2.27	4.75	1.56	2.94	0.66

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance

10 Income Fund

of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Comparative index returns For periods ended 4/30/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Bloomberg Barclays
U.S. Aggregate Bond	—†	42.08%	3.57%	7.56%	1.47%	3.24%	1.07%	–0.32%	–1.87%
Index
Lipper Core Bond
Funds category	—†	41.74	3.52	6.68	1.30	3.01	0.99	–0.26	–1.82
average*

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, and 10-year periods ended 4/30/18, there were 527, 518, 444, 396, and 304 funds, respectively, in this Lipper category.

† The fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, was introduced on 12/31/75, and the fund’s Lipper category was introduced on 12/31/59. Both post-date the inception of the fund’s class A shares.

Fund price and distribution information For the six-month period ended 4/30/18

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y
Number	6		6	6	6		6	6	6	6
Income	$0.120		$0.096	$0.095	$0.114		$0.113	$0.132	$0.132	$0.126
Capital gains	—		—	—	—		—	—	—	—
Total	$0.120		$0.096	$0.095	$0.114		$0.113	$0.132	$0.132	$0.126
	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value
10/31/17	$6.93	$7.22	$6.85	$6.87	$6.74	$6.97	$6.86	$7.01	$7.04	$7.03
4/30/18	6.84	7.13	6.76	6.78	6.65	6.87	6.77	6.92	6.95	6.95
Current rate	Before	After	Net	Net	Before	After	Net	Net	Net	Net
(end of	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
period)	charge	charge	value	value	charge	charge	value	value	value	value
Current
dividend rate[1]	3.51%	3.37%	2.84%	2.65%	3.43%	3.32%	3.37%	3.82%	3.80%	3.63%
Current
30-day
SEC yield[2]	N/A	3.34	2.73	2.73	N/A	3.13	3.24	3.78	3.85	3.74

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Income Fund 11

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (11/1/54)
Before sales charge	7.43%	67.39%	5.29%	11.78%	2.25%	4.45%	1.46%	3.84%	1.02%
After sales charge	7.36	60.69	4.86	7.30	1.42	0.28	0.09	–0.31	–3.02
Class B (3/1/93)
Before CDSC	7.30	57.71	4.66	7.65	1.49	2.07	0.69	2.99	0.68
After CDSC	7.30	57.71	4.66	5.78	1.13	–0.77	–0.26	–2.01	–4.28
Class C (7/26/99)
Before CDSC	6.63	55.38	4.51	7.68	1.49	2.20	0.73	3.13	0.68
After CDSC	6.63	55.38	4.51	7.68	1.49	2.20	0.73	2.13	–0.31
Class M (12/14/94)
Before sales charge	7.01	62.98	5.01	10.34	1.99	3.70	1.22	3.61	0.96
After sales charge	6.95	57.68	4.66	6.75	1.31	0.33	0.11	0.24	–2.32
Class R (1/21/03)
Net asset value	7.16	62.92	5.00	10.25	1.97	3.52	1.16	3.50	0.78
Class R5 (7/2/12)
Net asset value	7.54	71.87	5.57	13.34	2.54	5.32	1.74	4.14	1.18
Class R6 (7/2/12)
Net asset value	7.54	72.61	5.61	13.81	2.62	5.61	1.83	4.13	1.18
Class Y (6/16/94)
Net asset value	7.53	71.53	5.54	13.16	2.50	5.21	1.71	4.12	1.24

See the discussion following the fund performance table on page 10 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 10/31/17	0.88%	1.63%	1.63%	1.13%	1.13%	0.58%	0.51%	0.63%
Annualized expense ratio
for the six-month period
ended 4/30/18	0.87%	1.62%	1.62%	1.12%	1.12%	0.57%	0.50%	0.62%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

12 Income Fund

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/17 to 4/30/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.32	$8.04	$8.04	$5.56	$5.56	$2.84	$2.49	$3.08
Ending value (after expenses)	$1,004.40	$1,000.90	$1,000.80	$1,003.60	$1,003.40	$1,006.10	$1,006.00	$1,006.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/18, use the following calculation method. To find the value of your investment on 11/1/17, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.36	$8.10	$8.10	$5.61	$5.61	$2.86	$2.51	$3.11
Ending value (after expenses)	$1,020.48	$1,016.76	$1,016.76	$1,019.24	$1,019.24	$1,021.97	$1,022.32	$1,021.72

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Income Fund 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. Effective March 1, 2018, they are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering

14 Income Fund

different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Income Fund 15

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2018, Putnam employees had approximately $510,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16 Income Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Income Fund 17

The fund’s portfolio 4/30/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (61.7%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (12.4%)
Government National Mortgage Association Pass-Through Certificates
5.00%, TBA, 5/1/48	$2,000,000	$2,101,562
5.00%, with due dates from 7/20/41 to 9/20/42	2,874,385	3,081,511
4.70%, with due dates from 6/20/65 to 8/20/67	1,171,010	1,251,293
4.672%, 5/20/65	258,938	275,101
4.67%, 9/20/65	283,107	300,783
4.649%, 6/20/65	142,383	151,245
4.629%, 6/20/67	883,832	941,281
4.592%, 6/20/65	42,294	44,721
4.569%, 5/20/65	50,371	53,402
4.529%, 8/20/65	71,861	75,912
4.50%, TBA, 5/1/48	35,000,000	36,320,704
4.50%, with due dates from 5/20/44 to 4/20/46	3,721,900	3,923,552
4.50%, with due dates from 5/20/65 to 6/20/65	1,056,505	1,114,936
4.494%, 3/20/67	1,167,199	1,231,395
4.472%, 5/20/65	72,688	76,544
4.403%, 6/20/65	25,181	26,552
4.319%, 5/20/67	321,803	337,089
4.00%, TBA, 5/1/48	37,000,000	37,846,952
4.00%, with due dates from 9/20/40 to 3/20/46	9,584,019	9,872,604
3.50%, TBA, 5/1/48	43,000,000	43,057,108
3.50%, with due dates from 11/15/42 to 1/20/48	37,773,861	37,895,688
3.00%, TBA, 5/1/48	5,000,000	4,874,219
3.00%, with due dates from 3/20/43 to 10/20/46	2,380,503	2,323,811
		187,177,965
U.S. Government Agency Mortgage Obligations (49.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 3/1/41	544,893	584,568
4.50%, with due dates from 7/1/44 to 3/1/45	1,615,669	1,696,956
4.00%, with due dates from 12/1/44 to 9/1/45	10,935,538	11,196,373
3.50%, with due dates from 4/1/42 to 11/1/47	19,115,710	19,056,293
3.00%, 10/1/46	3,557,676	3,440,662
3.00%, 4/1/30 [i]	174,840	173,656
2.50%, 4/1/43	754,883	704,843
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 5/1/48	2,000,000	2,213,906
6.00%, with due dates from 2/1/36 to 5/1/41	3,927,987	4,347,630
5.50%, with due dates from 1/1/33 to 2/1/35	658,899	719,747
5.00%, with due dates from 3/1/40 to 1/1/44	2,023,711	2,175,443
4.50%, TBA, 5/1/48	15,000,000	15,624,609
4.50%, with due dates from 7/1/44 to 10/1/46	7,980,995	8,365,790
4.00%, TBA, 5/1/48	39,000,000	39,725,158
4.00%, with due dates from 8/1/44 to 8/1/47	13,518,823	13,840,641
3.50%, 7/1/56 [i]	410,767	406,253
3.50%, TBA, 6/1/48	246,000,000	243,933,994
3.50%, TBA, 5/1/48	281,000,000	279,024,233
3.50%, with due dates from 6/1/31 to 1/1/57	40,288,166	40,181,257

18 Income Fund

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (61.7%)* cont.	amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
3.00%, with due dates from 9/1/42 to 3/1/47	$20,015,266	$19,403,749
3.00%, 11/1/35 [i]	116,180	114,488
3.00%, 11/1/35 [i]	522,730	515,114
3.00%, 11/1/31 [i]	15,263	15,259
2.50%, TBA, 5/1/48	37,000,000	34,485,154
		741,945,776
Total U.S. government and agency mortgage obligations (cost $938,562,199)		$929,123,741

	Principal
MORTGAGE-BACKED SECURITIES (42.9%)*	amount	Value
Agency collateralized mortgage obligations (17.1%)
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month
US LIBOR + 1.70%), 3.597%, 10/25/27 (Bermuda)	$3,516,057	$3,531,440
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
18.16%, 4/15/37	663,974	900,879
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%),
17.465%, 5/15/35	88,806	115,688
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%),
16.015%, 12/15/36	204,379	256,311
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%),
14.169%, 3/15/35	570,099	693,468
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%),
12.097%, 6/15/34	373,981	412,949
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3,
(1 Month US LIBOR + 4.15%), 6.047%, 1/25/25	7,525,372	8,087,844
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	5,162,030	916,777
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,218,053	508,919
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	2,308,813	317,782
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	897,709	52,883
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2,
(1 Month US LIBOR + 2.60%), 4.497%, 12/25/27	2,593,239	2,647,542
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%),
4.103%, 5/15/41	1,347,789	1,245,326
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2,
(1 Month US LIBOR + 2.20%), 4.097%, 10/25/28	875,286	885,610
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2,
(1 Month US LIBOR + 2.20%), 4.097%, 3/25/25	387,461	389,010
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	14,692,705	2,975,273
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	11,473,694	2,295,657
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	10,548,141	1,859,110
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	16,183,587	1,242,888
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	6,209,703	702,380
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	14,813,304	1,476,146
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	17,031,814	1,731,284
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	9,441,942	948,160
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	5,494,122	497,767
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	15,436,952	1,407,895
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	7,015,767	667,570

Income Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (42.9%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4004, IO, 3.00%, 3/15/26	$7,752,037	$405,432
Ser. 315, PO, zero %, 9/15/43	14,229,369	11,158,933
Ser. 3835, Class FO, PO, zero %, 4/15/41	4,507,755	3,709,585
Ser. 3369, Class BO, PO, zero %, 9/15/37	11,543	9,336
Ser. 3391, PO, zero %, 4/15/37	105,938	87,123
Ser. 3300, PO, zero %, 2/15/37	143,179	120,228
Ser. 3206, Class EO, PO, zero %, 8/15/36	7,124	6,091
Ser. 3175, Class MO, PO, zero %, 6/15/36	25,910	21,085
Ser. 3210, PO, zero %, 5/15/36	22,698	20,326
Ser. 3326, Class WF, zero %, 10/15/35 W	12,144	8,630
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%),
zero %, 2/15/36	14,229	10,680
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%),
28.517%, 7/25/36	338,593	537,754
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%),
17.611%, 3/25/36	334,014	477,420
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%),
16.46%, 11/25/35	526,108	645,693
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
14.559%, 8/25/35	161,143	189,214
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%),
14.242%, 12/25/35	427,412	562,774
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
12.462%, 11/25/34	64,841	73,297
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
9.106%, 5/25/40	642,662	697,738
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2,
(1 Month US LIBOR + 6.00%), 7.897%, 9/25/28	8,850,000	10,544,879
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2,
(1 Month US LIBOR + 4.90%), 6.797%, 11/25/24	4,074,553	4,656,875
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	7,219,596	1,324,435
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	13,024,290	2,701,055
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	12,050,133	2,288,960
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	8,000,264	1,271,351
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	7,646,558	1,253,070
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1,
(1 Month US LIBOR + 2.00%), 3.897%, 10/25/28	2,195,835	2,225,640
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	14,609,955	2,466,122
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	5,200,333	801,691
Ser. 14-10, IO, 3.50%, 8/25/42	7,461,061	1,290,549
Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	9,967,168	1,092,632
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	11,990,641	1,207,529
Ser. 14-20, Class IA, IO, 3.50%, 7/25/39	10,260,573	858,872
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	4,927,672	584,402
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	6,960,460	775,249
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	9,963,751	1,032,862
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	4,824,971	380,521
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	7,853,246	653,704

20 Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.9%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	$13,511,760	$1,031,596
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	10,642,831	845,520
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	3,802,917	235,210
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	4,909,982	300,309
Ser. 14-59, Class AI, IO, 3.00%, 10/25/40	11,238,728	1,124,704
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	15,011,848	1,572,821
FRB Ser. 01-50, Class B1, IO, 0.394%, 10/25/41 W	372,531	4,433
FRB Ser. 05-W4, Class 1A, IO, 0.06%, 8/25/45 W	109,966	66
FRB Ser. 02-W6, Class 1A, IO, 0.021%, 6/25/42 W	561,879	96
Ser. 03-34, Class P1, PO, zero %, 4/25/43	140,555	116,661
Ser. 07-64, Class LO, PO, zero %, 7/25/37	23,198	20,588
Ser. 07-14, Class KO, PO, zero %, 3/25/37	119,513	96,136
Ser. 06-125, Class OX, PO, zero %, 1/25/37	13,570	11,016
Ser. 06-84, Class OT, PO, zero %, 9/25/36	11,748	9,539
Ser. 06-46, Class OC, PO, zero %, 6/25/36	9,978	8,002
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	12,119,744	2,388,923
Ser. 14-76, IO, 5.00%, 5/20/44	6,255,135	1,449,685
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,937,870	644,275
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	150,824	12,398
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	711,894	65,525
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,975,581	433,443
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	17,383,349	3,817,383
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	8,124,674	1,851,857
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	5,000,714	834,119
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	11,626,014	1,980,106
Ser. 12-129, IO, 4.50%, 11/16/42	6,193,088	1,442,060
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	3,015,312	654,594
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	3,130,196	640,125
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39	2,060,567	212,815
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	17,841,152	1,869,753
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	8,962,459	985,512
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.253%, 9/20/43	2,311,216	336,120
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	17,900,230	3,529,030
Ser. 15-94, IO, 4.00%, 7/20/45	744,916	167,681
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	3,536,393	534,738
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	17,334,650	3,870,827
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	5,712,473	1,079,657
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	8,671,914	1,366,954
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	11,459,227	1,987,151
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42	13,801,224	3,195,025
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	6,340,192	1,262,457
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	14,067,770	2,417,546
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	4,384,499	457,211
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	8,218,917	933,266
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	8,992,697	505,460
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	10,189,752	869,643

Income Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (42.9%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	$15,537,041	$1,962,328
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45	8,494,666	1,588,757
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	14,771,150	2,418,776
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	9,565,009	1,813,526
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45	7,380,925	1,436,328
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	10,270,060	1,539,482
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	4,215,909	634,031
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,585,180	611,022
Ser. 12-145, IO, 3.50%, 12/20/42	6,320,694	1,269,277
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	4,183,220	699,727
Ser. 12-136, IO, 3.50%, 11/20/42	15,416,731	3,189,506
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	20,522,463	4,451,712
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41	6,100,937	845,584
Ser. 14-141, Class GI, IO, 3.50%, 6/20/41	8,970,786	1,107,767
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	9,281,316	1,035,795
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41	5,278,556	597,965
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	7,661,579	1,032,359
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	15,376,970	2,066,665
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	2,948,714	287,795
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	31,304,453	3,136,706
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	15,085,148	1,058,329
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	10,422,414	1,096,438
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	15,306,500	1,598,703
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	7,018,631	570,615
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	16,199,856	1,574,626
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	4,301,754	318,760
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	6,181,617	528,528
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	6,517,133	553,956
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	12,450,299	1,114,302
Ser. 16-H27, Class BI, IO, 2.363%, 12/20/66 W	13,391,074	1,632,372
Ser. 17-H18, Class CI, IO, 2.318%, 9/20/67 W	14,597,932	2,153,195
Ser. 17-H12, Class QI, IO, 2.238%, 5/20/67 W	24,134,581	2,833,352
Ser. 16-H23, Class NI, IO, 2.108%, 10/20/66 W	43,808,448	5,594,339
Ser. 16-H11, Class HI, IO, 2.086%, 1/20/66 W	36,255,761	3,670,896
Ser. 17-H08, Class NI, IO, 2.077%, 3/20/67 W	15,712,505	1,932,638
Ser. 16-H24, Class JI, IO, 2.009%, 11/20/66 W	16,415,845	2,093,020
Ser. 15-H15, Class JI, IO, 1.942%, 6/20/65 W	18,873,923	1,911,928
Ser. 17-H10, Class MI, IO, 1.938%, 4/20/67 W	20,275,791	2,053,938
FRB Ser. 15-H16, Class XI, IO, 1.915%, 7/20/65	23,206,102	2,585,160
Ser. 17-H23, Class BI, IO, 1.87%, 11/20/67 W	22,724,241	2,499,667
Ser. 15-H12, Class AI, IO, 1.846%, 5/20/65 W	27,696,816	2,596,133
Ser. 15-H20, Class AI, IO, 1.819%, 8/20/65 W	25,535,569	2,397,790
Ser. 15-H10, Class CI, IO, 1.804%, 4/20/65 W	28,244,439	2,752,731
Ser. 15-H12, Class GI, IO, 1.788%, 5/20/65 W	36,857,821	3,324,575
Ser. 15-H25, Class CI, IO, 1.762%, 10/20/65 W	24,401,709	2,496,295
Ser. 15-H26, Class DI, IO, 1.724%, 10/20/65 W	19,311,363	2,010,661
Ser. 15-H12, Class EI, IO, 1.693%, 4/20/65 W	27,974,944	2,363,883
Ser. 15-H09, Class BI, IO, 1.688%, 3/20/65 W	32,477,374	2,762,396

22 Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.9%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H04, Class KI, IO, 1.683%, 2/20/66 W	$30,524,470	$2,403,802
Ser. 16-H02, Class HI, IO, 1.632%, 1/20/66 W	47,925,116	4,260,543
Ser. 15-H01, Class CI, IO, 1.632%, 12/20/64 W	26,591,678	1,433,291
Ser. 17-H14, Class EI, IO, 1.623%, 6/20/67 W	25,223,949	2,112,506
Ser. 15-H25, Class AI, IO, 1.609%, 9/20/65 W	23,693,422	1,928,645
Ser. 15-H17, Class CI, IO, 1.608%, 6/20/65 W	28,439,110	1,577,119
Ser. 15-H04, Class AI, IO, 1.587%, 12/20/64 W	31,496,105	2,716,539
Ser. 15-H14, Class BI, IO, 1.58%, 5/20/65 W	2,354,188	123,042
Ser. 15-H28, Class DI, IO, 1.548%, 8/20/65 W	27,206,034	1,914,135
Ser. 14-H11, Class GI, IO, 1.472%, 6/20/64 W	50,001,889	3,733,041
Ser. 14-H07, Class BI, IO, 1.455%, 5/20/64 W	40,066,166	3,155,211
Ser. 10-H19, Class GI, IO, 1.407%, 8/20/60 W	32,414,827	1,865,052
IFB Ser. 11-70, Class YI, IO, ((-1 x 1 Month US LIBOR) + 5.00%),
0.15%, 12/20/40	12,303,908	68,597
Ser. 10-151, Class KO, PO, zero %, 6/16/37	242,588	197,367
Ser. 06-36, Class OD, PO, zero %, 7/16/36	16,536	13,387
		257,396,942
Commercial mortgage-backed securities (17.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.409%, 1/15/49 W	2,113,018	6,207
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.059%, 7/10/42 W	453,253	42
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	2,859,034	29
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.576%, 11/10/41 W	1,328,656	7,545
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42 W	21,848,619	22
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	4,551,000	4,141,410
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	132,923	13
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39 W	5,653,396	2,713,630
FRB Ser. 06-PW14, Class X1, IO, 0.515%, 12/11/38 W	536,962	7,786
Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO,
1.569%, 7/15/29 W	504,585	8,934
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO,
0.778%, 12/11/49 W	873,234	79
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.946%, 12/15/47 W	1,108,000	1,099,491
FRB Ser. 11-C2, Class E, 5.946%, 12/15/47 W	3,258,000	3,156,776
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.553%, 11/10/46 W	45,061,799	1,788,953
FRB Ser. 14-GC19, Class XA, IO, 1.35%, 3/10/47 W	101,215,289	4,899,933
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47 W	2,744,000	2,354,023
FRB Ser. 06-C5, Class XC, IO, 0.686%, 10/15/49 W	11,288,107	113
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 6.001%, 5/15/46 W	2,832,805	2,869,663

Income Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (42.9%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.895%, 5/10/47 W	$1,619,000	$1,632,603
FRB Ser. 14-CR18, Class C, 4.892%, 7/15/47 W	889,000	886,001
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	949,000	990,680
FRB Ser. 14-UBS6, Class C, 4.613%, 12/10/47 W	1,113,000	1,079,158
FRB Ser. 12-CR1, Class XA, IO, 2.051%, 5/15/45 W	20,705,644	1,263,144
FRB Ser. 14-LC15, Class XA, IO, 1.473%, 4/10/47 W	97,854,373	4,423,018
FRB Ser. 13-LC13, Class XA, IO, 1.42%, 8/10/46 W	50,677,568	1,855,813
FRB Ser. 14-CR19, Class XA, IO, 1.366%, 8/10/47 W	39,591,377	1,838,267
FRB Ser. 14-CR18, Class XA, IO, 1.366%, 7/15/47 W	56,708,580	2,500,848
FRB Ser. 14-UBS4, Class XA, IO, 1.364%, 8/10/47 W	48,938,054	2,477,038
FRB Ser. 14-CR17, Class XA, IO, 1.274%, 5/10/47 W	51,511,488	2,195,883
FRB Ser. 14-UBS6, Class XA, IO, 1.157%, 12/10/47 W	56,271,036	2,450,829
FRB Ser. 14-LC17, Class XA, IO, 1.088%, 10/10/47 W	27,960,311	908,906
COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	1,524,653
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	2,278,000	1,535,017
Ser. 14-CR18, Class E, 3.60%, 7/15/47	6,808,000	4,309,934
FRB Ser. 12-LC4, Class XA, IO, 2.384%, 12/10/44 W	42,342,771	2,467,694
FRB Ser. 06-C8, Class XS, IO, 0.845%, 12/10/46 W	5,792,129	101
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.236%, 9/15/39 W	1,848,016	1,872,790
FRB Ser. 08-C1, Class AJ, 6.171%, 2/15/41 W	9,861,000	8,061,368
FRB Ser. 07-C2, Class AX, IO, 0.101%, 1/15/49 W	8,706,917	10
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.249%, 5/15/38 W	754,681	41
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.94%, 4/15/50 W	3,585,000	3,151,971
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.515%, 8/10/44 W	2,143,500	2,223,433
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.436%, 12/10/49 W	33,977,779	65,186
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 05-C1, Class X1, IO, 1.175%, 5/10/43 W	227,270	6
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.108%, 1/10/47 W	3,103,000	3,055,524
FRB Ser. 13-GC10, Class XA, IO, 1.694%, 2/10/46 W	69,869,599	4,292,788
FRB Ser. 13-GC12, Class XA, IO, 1.628%, 6/10/46 W	32,545,059	1,867,110
FRB Ser. 14-GC18, Class XA, IO, 1.275%, 1/10/47 W	47,517,714	2,033,758
FRB Ser. 14-GC22, Class XA, IO, 1.165%, 6/10/47 W	72,748,807	3,120,924
FRB Ser. 14-GC24, Class XA, IO, 0.958%, 9/10/47 W	47,037,424	1,731,118
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45 W	7,889,376	7,372,464
Ser. 11-GC3, Class E, 5.00%, 3/10/44 W	1,149,000	1,069,597
FRB Ser. 13-GC12, Class D, 4.58%, 6/10/46 W	3,667,000	3,175,439
FRB Ser. 13-GC10, Class E, 4.558%, 2/10/46 W	3,347,000	2,595,883
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.722%, 8/15/46 W	1,111,000	1,097,399
FRB Ser. 14-C25, Class XA, IO, 1.107%, 11/15/47 W	33,531,733	1,424,327

24 Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.9%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.722%, 8/15/46 W	$4,051,000	$3,277,664
FRB Ser. C14, Class D, 4.722%, 8/15/46 W	5,919,000	5,305,347
FRB Ser. 14-C25, Class D, 4.094%, 11/15/47 W	3,367,000	2,671,199
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	4,818,000	2,921,105
JPMorgan Chase Commercial Mortgage Securities Corp. FRB
Ser. 12-LC9, Class XA, IO, 1.704%, 12/15/47 W	44,374,330	2,538,212
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class XA, IO, 1.428%, 4/15/46 W	51,589,297	2,730,621
FRB Ser. 13-C16, Class XA, IO, 1.229%, 12/15/46 W	51,399,502	1,995,575
FRB Ser. 13-C10, Class XA, IO, 1.19%, 12/15/47 W	77,706,943	3,147,131
FRB Ser. 07-LDPX, Class X, IO, 0.331%, 1/15/49 W	8,927,669	46,353
FRB Ser. 06-LDP8, Class X, IO, 0.287%, 5/15/45 W	1,040,920	8
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.441%, 2/12/51 W	426,927	436,533
FRB Ser. 11-C3, Class E, 5.861%, 2/15/46 W	667,000	645,945
FRB Ser. 11-C3, Class F, 5.861%, 2/15/46 W	4,436,000	4,284,981
FRB Ser. 11-C5, Class D, 5.588%, 8/15/46 W	2,715,000	2,648,184
FRB Ser. 12-C6, Class E, 5.306%, 5/15/45 W	3,917,000	3,443,591
FRB Ser. 12-C8, Class D, 4.809%, 10/15/45 W	2,751,000	2,620,160
FRB Ser. 12-C8, Class E, 4.809%, 10/15/45 W	678,000	636,655
FRB Ser. 12-LC9, Class D, 4.518%, 12/15/47 W	621,000	617,137
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	2,038,000	1,423,331
FRB Ser. 05-CB12, Class X1, IO, 0.421%, 9/12/37 W	2,372,244	3,915
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43 W	672,594	7
LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G,
6.41%, 6/15/31	31,894	31,847
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default) † W	3,606,000	323,819
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default) † W	5,115,000	409,824
FRB Ser. 07-C2, Class XW, IO, 0.343%, 2/15/40 W	400,158	19
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.607%, 9/15/40 W	5,148,086	37,304
FRB Ser. 05-C7, Class XCL, IO, 0.517%, 11/15/40 W	3,676,498	15,398
FRB Ser. 07-C2, Class XCL, IO, 0.343%, 2/15/40 W	8,863,666	416
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40 W	1,733,555	103
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.254%, 4/20/48 W	3,057,000	2,650,602
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.08%, 8/12/39 W	386,872	1,739
FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43 W	980,520	—
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44 W	32,759	1,458
FRB Ser. 06-C4, Class X, IO, 6.642%, 7/15/45 W	187,505	7,500
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.525%, 2/15/46 W	55,735,474	2,950,357
FRB Ser. 13-C12, Class XA, IO, 0.999%, 10/15/46 W	155,917,476	3,702,744

Income Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (42.9%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.86%, 8/15/47 W	$4,368,000	$3,716,597
FRB Ser. 13-C11, Class D, 4.51%, 8/15/46 W	5,438,000	4,894,200
FRB Ser. 13-C11, Class F, 4.51%, 8/15/46 W	6,212,000	4,246,710
FRB Ser. 13-C10, Class E, 4.217%, 7/15/46 W	5,447,000	4,328,960
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	1,733,811
Ser. 14-C18, Class D, 3.389%, 10/15/47	2,500,000	1,838,250
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587%, 2/12/44 W	3,784,000	261,228
FRB Ser. 16-BNK2, Class XA, IO, 1.238%, 11/15/49 W	28,078,060	1,906,500
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class C, 6.367%, 1/11/43 W	3,069,000	3,096,621
FRB Ser. 08-T29, Class D, 6.367%, 1/11/43 W	6,823,000	6,839,375
FRB Ser. 08-T29, Class F, 6.367%, 1/11/43 W	3,094,000	3,001,180
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	1,684,091	127,149
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO,
2.26%, 5/10/45 W	12,712,341	838,230
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	2,565,000	1,711,594
Ser. 13-C6, Class E, 3.50%, 4/10/46	3,489,000	2,419,622
FRB Ser. 12-C4, Class XA, IO, 1.802%, 12/10/45 W	44,629,392	2,639,538
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.23%, 6/15/45 W	782,221	747,021
FRB Ser. 06-C29, IO, 0.377%, 11/15/48 W	8,465,570	339
FRB Ser. 07-C34, IO, 0.167%, 5/15/46 W	2,923,206	1,462
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.465%, 10/15/44 W	4,945,000	4,722,920
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45 W	919,043	184
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42 W	286,496	29
Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16,
Class XA, IO, 1.504%, 8/15/50 W	70,958,365	3,597,589
WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48	2,875,000	2,867,496
FRB Ser. 14-C22, Class XA, IO, 1.045%, 9/15/57 W	36,866,626	1,498,739
FRB Ser. 13-C14, Class XA, IO, 0.919%, 6/15/46 W	119,479,090	3,760,007
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.838%, 2/15/44 W	5,677,438	5,579,894
Ser. 11-C4, Class E, 5.401%, 6/15/44 W	1,088,768	1,016,452
FRB Ser. 14-C19, Class E, 5.137%, 3/15/47 W	2,794,000	2,027,704
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	6,151,000	5,212,610
Ser. 11-C3, Class E, 5.00%, 3/15/44 W	1,601,000	1,342,011
FRB Ser. 12-C7, Class D, 4.979%, 6/15/45 W	4,142,000	3,781,356
FRB Ser. 13-UBS1, Class E, 4.77%, 3/15/46 W	1,210,000	1,006,644
FRB Ser. 12-C10, Class E, 4.595%, 12/15/45 W	3,645,000	2,786,147
Ser. 14-C20, Class D, 3.986%, 5/15/47	2,506,000	1,942,225
Ser. 13-C12, Class E, 3.50%, 3/15/48	2,250,000	1,649,489
Ser. 13-C14, Class E, 3.25%, 6/15/46	3,222,000	2,333,775
FRB Ser. 12-C9, Class XA, IO, 2.053%, 11/15/45 W	60,685,079	4,341,411

26 Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.9%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class XA, IO, 1.912%, 11/15/44 W	$33,328,290	$1,547,199
FRB Ser. 12-C10, Class XA, IO, 1.726%, 12/15/45 W	43,727,965	2,541,994
FRB Ser. 13-C11, Class XA, IO, 1.367%, 3/15/45 W	23,389,639	1,068,521
		256,104,939
Residential mortgage-backed securities (non-agency) (8.8%)
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 2.352%, 1/26/46 W	8,733,000	8,336,007
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (1 Month
US LIBOR + 3.35%), 5.247%, 10/25/27 (Bermuda)	11,470,000	11,864,281
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3,
(1 Month US LIBOR + 6.35%), 8.247%, 9/25/28	10,997,870	13,551,615
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
(1 Month US LIBOR + 5.15%), 7.047%, 11/25/28	6,718,200	8,014,664
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%),
6.897%, 12/25/28	4,290,000	5,021,406
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3,
(1 Month US LIBOR + 4.65%), 6.547%, 10/25/28	5,830,000	6,679,569
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3,
(1 Month US LIBOR + 3.60%), 5.497%, 4/25/24	2,690,000	3,015,858
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2,
(1 Month US LIBOR + 3.25%), 5.147%, 7/25/29	403,000	436,194
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 7.797%, 10/25/28	14,657,880	17,193,544
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 7.197%, 10/25/28	16,603,000	19,581,440
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 6.347%, 1/25/29	3,641,000	4,083,525
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2,
(1 Month US LIBOR + 4.35%), 6.247%, 5/25/29	260,000	289,938
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.147%, 4/25/29	800,000	908,264
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 5.897%, 5/25/25	1,342,619	1,447,564
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 5.447%, 7/25/29	218,000	238,440
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 4.697%, 2/25/30	900,000	935,789
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2,
(1 Month US LIBOR + 2.60%), 4.497%, 5/25/24	845,000	896,828
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%,
11/10/23 (In default) †	134,710	13
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
0.598%, 8/26/47	4,746,000	4,558,894
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month
US LIBOR + 1.80%), 3.697%, 9/25/34	2,480,904	2,450,587
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 4.597%, 3/25/28 (Bermuda)	1,500,000	1,503,750
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10,
(1 Month US LIBOR + 0.90%), 2.797%, 11/25/34	1,686,771	1,683,429

Income Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (42.9%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%),
2.697%, 1/25/45	$1,345,338	$1,315,727
FRB Ser. 05-AR11, Class A1C3, (1 Month US LIBOR + 0.51%),
2.407%, 8/25/45	2,489,211	2,481,761
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%),
2.307%, 12/25/45	3,810,136	3,706,119
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%),
2.302%, 10/25/45	10,227,013	10,145,809
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%),
2.267%, 1/25/45	1,293,766	1,287,685
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%),
2.247%, 12/25/45	1,133,637	1,103,356
		132,732,056
Total mortgage-backed securities (cost $663,293,995)		$646,233,937

	Principal
CORPORATE BONDS AND NOTES (22.0%)*	amount	Value
Basic materials (1.5%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes
5.875%, 6/15/21 (Germany)	$340,000	$362,251
Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	455,000	469,348
CF Industries, Inc. 144A company guaranty sr. notes
4.50%, 12/1/26	4,860,000	4,865,634
Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	1,168,000	1,169,620
Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	260,000	348,429
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec.
unsub. notes 6.00%, 11/15/41 (Canada)	327,000	357,764
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	2,378,000	2,400,601
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	1,585,000	1,542,679
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	382,000	543,486
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	1,543,000	1,458,147
Southern Copper Corp. sr. unsec. unsub. notes 5.375%,
4/16/20 (Peru)	200,000	207,784
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
bonds 4.375%, 11/15/47	847,000	791,255
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 8/15/26	2,725,000	2,585,500
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	3,316,000	4,446,264
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	354,000	470,273
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	769,000	1,001,103
		23,020,138

28 Income Fund

	Principal
CORPORATE BONDS AND NOTES (22.0%)* cont.	amount	Value
Capital goods (0.5%)
Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	$1,465,000	$1,453,717
L3 Technologies, Inc. company guaranty sr. unsec. bonds
3.85%, 12/15/26	137,000	133,821
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	773,000	961,927
Northrop Grumman Systems Corp. company guaranty sr. unsec.
unsub. notes 7.875%, 3/1/26	752,000	941,163
Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47	2,645,000	2,545,634
United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40	55,000	62,415
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.50%, 4/29/22	713,000	727,617
		6,826,294
Communication services (2.0%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27 R	2,284,000	2,130,336
AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28	4,566,000	4,430,781
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty
sr. notes 3.849%, 4/15/23	427,000	425,507
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	2,253,000	2,414,948
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. notes 4.908%, 7/23/25	1,006,000	1,022,168
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 5.375%, 5/1/47	1,636,000	1,540,020
Comcast Cable Communications Holdings, Inc. company
guaranty sr. unsec. notes 9.455%, 11/15/22	1,100,000	1,376,661
Comcast Corp. company guaranty sr. unsec. unsub. bonds
4.049%, 11/1/52	711,000	647,477
Comcast Corp. company guaranty sr. unsec. unsub. bonds
3.999%, 11/1/49	514,000	472,634
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	388,000	486,597
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	2,209,000	2,076,783
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28 R	2,616,000	2,484,841
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27 R	1,777,000	1,665,704
Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R	285,000	300,658
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22 R	403,000	419,799
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47 R	1,073,000	1,059,716
Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883%, 8/15/20	578,000	596,421
Rogers Communications, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 3/15/43 (Canada)	236,000	234,386
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21	847,875	844,797
Telefonica Emisiones SAU company guaranty sr. unsec. bonds
4.895%, 3/6/48 (Spain)	2,623,000	2,601,567
Verizon Communications, Inc. sr. unsec. unsub. notes
4.522%, 9/15/48	557,000	516,587

Income Fund 29

	Principal
CORPORATE BONDS AND NOTES (22.0%)* cont.	amount	Value
Communication services cont.
Verizon Communications, Inc. sr. unsec. unsub. notes
4.125%, 3/16/27	$1,325,000	$1,324,802
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	1,052,000	1,030,960
		30,104,150
Consumer cyclicals (3.2%)
21st Century Fox America, Inc. company guaranty sr. unsec. notes
7.85%, 3/1/39	591,000	851,920
21st Century Fox America, Inc. company guaranty sr. unsec. notes
7.75%, 1/20/24	482,000	562,430
21st Century Fox America, Inc. company guaranty sr. unsec. unsub.
notes 7.75%, 12/1/45	2,603,000	3,872,099
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec.
notes 3.55%, 7/26/27 (Canada)	1,048,000	988,853
Amazon.com, Inc. 144A sr. unsec. bonds 4.05%, 8/22/47	1,364,000	1,349,215
Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27	1,187,000	1,139,477
Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	1,312,000	1,358,101
CBS Corp. company guaranty sr. unsec. unsub. bonds
2.90%, 1/15/27	1,408,000	1,260,009
CBS Corp. company guaranty sr. unsec. unsub. notes
4.60%, 1/15/45	1,786,000	1,689,596
CBS Corp. company guaranty sr. unsec. unsub. notes
4.00%, 1/15/26	313,000	306,759
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	5,145,000	4,895,759
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	2,346,000	2,302,156
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26	625,000	597,992
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.30%, 7/13/25	520,000	511,132
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/25	910,000	886,626
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec.
sub. notes 4.25%, 9/1/24	677,000	650,563
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27	3,252,000	3,146,310
Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21 R	80,000	85,189
Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22 R	641,000	668,889
Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23	199,000	195,122
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	3,445,000	3,462,225
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	750,000	716,250
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	4,002,000	3,810,489
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	1,079,000	1,016,377
NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	223,000	225,308
O’Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes
3.55%, 3/15/26	777,000	747,675
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	764,000	731,494
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	613,000	619,104

30 Income Fund

	Principal
CORPORATE BONDS AND NOTES (22.0%)* cont.	amount	Value
Consumer cyclicals cont.
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	$524,000	$511,486
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
4.40%, 2/15/26	1,032,000	1,070,042
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	4,014,000	3,823,335
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,946,000	1,875,769
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
3.80%, 2/15/27	336,000	325,137
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	427,000	392,369
Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41	157,000	165,226
Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27	1,473,000	1,457,787
		48,268,270
Consumer staples (1.6%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 4.90%, 2/1/46	4,541,000	4,711,084
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 3.65%, 2/1/26	262,000	256,157
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. bonds 4.95%, 1/15/42	318,000	334,317
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	4,175,000	3,940,156
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	50,097	53,537
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	981,145	1,143,380
Diageo Investment Corp. company guaranty sr. unsec. notes
8.00%, 9/15/22	203,000	239,462
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45	1,451,000	1,401,044
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37	859,000	1,096,353
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42	1,393,000	1,549,840
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
3.85%, 11/15/24	289,000	288,546
Kraft Heinz Co. (The) company guaranty sr. unsec. bonds
4.375%, 6/1/46	827,000	744,070
Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A,
6.875%, 1/26/39	1,007,000	1,212,847
Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes
6.50%, 2/9/40	2,167,000	2,510,179
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	2,071,000	2,052,879
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	1,462,000	1,435,574
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	1,968,000	1,846,165
		24,815,590
Energy (2.1%)
Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%,
6/1/27 (Canada)	1,158,000	1,121,987
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	1,543,000	1,504,425
Concho Resources, Inc. company guaranty sr. unsec. notes
3.75%, 10/1/27	3,051,000	2,932,286

Income Fund 31

	Principal
CORPORATE BONDS AND NOTES (22.0%)* cont.	amount	Value
Energy cont.
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	$3,294,000	$3,115,136
Energy Transfer Partners LP sr. unsec. unsub. bonds
6.125%, 12/15/45	360,000	368,540
Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	542,000	576,393
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	235,000	243,380
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	2,346,000	2,234,354
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	292,000	350,467
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,853,000	1,746,360
Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28	1,947,000	1,856,010
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	821,000	797,773
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	3,166,000	3,267,000
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	336,000	311,279
Statoil ASA company guaranty sr. unsec. notes 5.10%,
8/17/40 (Norway)	1,054,000	1,210,753
Targa Resources Partners LP/Targa Resources Partners
Finance Corp. 144A company guaranty sr. unsec. unsub. bonds
5.00%, 1/15/28	1,399,000	1,294,075
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	3,382,000	3,294,406
Valero Energy Partners LP sr. unsec. unsub. notes
4.375%, 12/15/26	416,000	410,617
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	283,000	372,853
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	3,611,000	3,618,135
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	192,000	190,085
		30,816,314
Financials (6.3%)
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	1,054,000	983,629
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	302,000	288,096
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	2,579,000	2,666,041
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	1,428,000	1,870,680
Aon PLC company guaranty sr. unsec. unsub. notes
4.25%, 12/12/42	1,806,000	1,675,187
Australia & New Zealand Banking Group, Ltd./United
Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity
(United Kingdom)	585,000	623,756
Banco Santander SA sr. unsec. unsub. notes 4.379%,
4/12/28 (Spain)	200,000	197,815
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	2,000,000	2,067,122
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	892,000	840,184
Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
notes 4.30%, 5/15/43	623,000	634,081
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	94,000	96,388
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	260,000	268,486
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	5,062,000	5,030,640
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	2,870,000	3,098,468
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	264,000	256,208
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	1,063,000	1,038,427

32 Income Fund

	Principal
CORPORATE BONDS AND NOTES (22.0%)* cont.	amount	Value
Financials cont.
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	$715,000	$760,442
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	1,716,000	1,780,882
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,182,000	1,207,118
Citigroup, Inc. sr. unsec. FRB 4.075%, 4/23/29	3,060,000	3,005,967
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,791,000	1,745,746
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	2,890,000	2,873,943
Citigroup, Inc. unsec. sub. bonds 4.125%, 7/25/28	3,293,000	3,172,594
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,299,000	1,308,743
Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%,
perpetual maturity (Netherlands)	379,000	409,320
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	795,000	745,178
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	293,000	300,691
Credit Suisse Group AG 144A sr. unsec. bonds 4.282%,
1/9/28 (Switzerland)	1,310,000	1,290,192
Duke Realty LP company guaranty sr. unsec. unsub. notes
4.375%, 6/15/22 R	285,000	293,354
Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%,
4/17/28 (Canada)	4,093,000	4,031,279
Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4.875%, 8/13/24	773,000	787,964
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	347,000	341,361
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	12,305,000	12,095,332
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
3.85%, 1/26/27	728,000	702,899
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	527,000	639,372
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 6.625%, 3/30/40	1,969,000	2,510,310
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30 R	1,289,000	1,206,273
Hospitality Properties Trust sr. unsec. unsub. notes
4.65%, 3/15/24 R	136,000	136,710
Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	485,000	480,588
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	816,000	877,187
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	5,191,000	4,744,835
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
bonds 7.80%, 3/15/37	42,000	50,820
Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48
(United Kingdom)	1,225,000	1,113,426
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24
(United Kingdom)	1,191,000	1,191,575
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes
8.875%, 6/1/39	1,442,000	2,239,772
Metropolitan Life Insurance Co. 144A unsec. sub. notes
7.80%, 11/1/25	2,381,000	2,931,795
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23 R	45,000	45,919
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%,
3/1/26 (Japan)	626,000	622,948

Income Fund 33

	Principal
CORPORATE BONDS AND NOTES (22.0%)* cont.	amount	Value
Financials cont.
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
144A sr. unsec. notes 4.875%, 4/15/45	$1,387,000	$1,328,211
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes
7.00%, 10/15/33	757,000	933,031
Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	356,000	351,834
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	630,000	813,786
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	1,126,000	1,146,389
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%,
9/12/23 (United Kingdom)	265,000	260,614
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%,
9/15/25 (United Kingdom)	260,000	259,565
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23
(United Kingdom)	1,548,000	1,589,942
SL Green Realty Corp company guaranty sr. unsec. unsub. notes
5.00%, 8/15/18 R	483,000	484,240
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds
4.436%, 4/2/24 (Japan)	1,321,000	1,337,110
Teachers Insurance & Annuity Association of America 144A unsec.
sub. bonds 4.90%, 9/15/44	230,000	246,845
Teachers Insurance & Annuity Association of America 144A unsec.
sub. notes 6.85%, 12/16/39	667,000	889,264
TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub.
notes 4.125%, 11/1/24	24,000	24,074
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	1,640,000	1,552,223
UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual
maturity (Switzerland)	200,000	210,432
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Switzerland)	1,561,000	1,546,225
VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R	2,164,000	2,153,885
VEREIT Operating Partnership LP company guaranty sr. unsec.
unsub. bonds 4.875%, 6/1/26 R	114,000	113,003
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	250,000	321,271
Willis Towers Watson PLC company guaranty sr. unsec. unsub.
notes 5.75%, 3/15/21	226,000	238,612
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24 R	1,659,000	1,675,155
		94,755,454
Health care (1.5%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	319,000	308,676
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	1,776,000	1,774,412
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	482,000	433,944
Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	369,000	361,386
Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47	3,087,000	3,013,034
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	2,652,000	2,512,074
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	1,484,000	1,507,591
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	4,450,000	4,400,455
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	336,000	337,680
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	725,000	685,125

34 Income Fund

	Principal
CORPORATE BONDS AND NOTES (22.0%)* cont.	amount	Value
Health care cont.
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	$1,276,000	$1,290,355
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R	1,565,000	1,480,881
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R	1,222,000	1,232,521
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds
4.00%, 11/28/44 (Switzerland)	642,000	648,846
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	666,000	651,215
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	1,226,000	1,117,858
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	1,021,000	963,254
		22,719,307
Technology (1.6%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	3,139,000	2,806,850
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	1,216,000	1,214,658
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	269,000	278,523
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	371,000	354,452
Broadcom Corp./Broadcom Cayman Finance, Ltd. company
guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	3,532,000	3,372,319
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46	700,000	861,907
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23	3,181,000	3,345,763
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	956,000	879,969
Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27	925,000	891,342
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	1,146,000	1,059,659
salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	5,645,000	5,590,721
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	1,332,000	1,256,347
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	2,682,000	2,641,770
		24,554,280
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26	1,282,000	1,203,046
Southwest Airlines Co. Pass Through Trust pass-through
certificates Ser. 07-1, Class A, 6.15%, 8/1/22	73,078	77,292
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 07-1, Class A, 6.636%, 7/2/22	256,712	269,360
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 14-2, Class A, 3.75%, 9/3/26	139,739	137,737
		1,687,435
Utilities and power (1.6%)
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	962,000	976,430
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds
5.00%, 9/1/44	1,421,000	1,563,239
Appalachian Power Co. sr. unsec. unsub. notes Ser. L,
5.80%, 10/1/35	322,000	376,173
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	118,000	123,708
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	227,000	295,725

Income Fund 35

	Principal
CORPORATE BONDS AND NOTES (22.0%)* cont.	amount	Value
Utilities and power cont.
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds
6.125%, 4/1/36	$555,000	$695,615
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	266,000	311,851
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes
4.20%, 3/15/42	214,000	214,384
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	219,000	225,342
EDP Finance BV 144A sr. unsec. unsub. notes 5.25%,
1/14/21 (Netherlands)	345,000	359,995
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32	460,000	581,497
Emera US Finance LP company guaranty sr. unsec. notes
3.55%, 6/15/26	611,000	580,453
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	686,000	679,427
Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	4,189,000	4,278,016
Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. bonds 4.25%, 2/15/48	1,269,000	1,199,732
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	437,000	427,581
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	729,000	758,270
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes
5.45%, 7/15/44	1,504,000	1,689,145
Iberdrola International BV company guaranty sr. unsec. unsub.
bonds 6.75%, 7/15/36 (Spain)	283,000	356,743
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	844,000	817,060
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	707,000	697,364
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3.50%, 3/1/21	439,000	438,019
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes
3.15%, 1/15/23	665,000	642,821
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	200,000	247,630
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec.
sub. FRB 4.80%, 12/1/77	962,000	919,913
Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	439,000	450,029
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	139,000	179,134
PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec.
unsub. notes 5.375%, 5/1/21 (United Kingdom)	972,000	1,013,037
Puget Energy, Inc. sr. sub. notes 3.65%, 5/15/25	858,000	842,342
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A,
9.50%, 4/1/19	1,576,000	1,660,545
		23,601,220
Total corporate bonds and notes (cost $335,746,129)		$331,168,452

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$556,570,000	$5,615,791
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	250,456,300	2,236,575
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	250,456,300	535,976
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	556,570,000	557

36 Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	$24,489,050	$2,814,282
2.884/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.884	117,460,600	677,748
2.84/3 month USD-LIBOR-BBA/May-28	May-18/2.84	220,815,400	324,599
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47	222,628,000	26,715
2.81/3 month USD-LIBOR-BBA/May-28	May-18/2.81	55,203,800	22,634
2.75/3 month USD-LIBOR-BBA/May-28	May-18/2.75	55,203,800	7,729
2.715/3 month USD-LIBOR-BBA/May-28	May-18/2.715	110,407,700	1,104
Credit Suisse International
(2.8675)/3 month USD-LIBOR-BBA/May-28	May-18/2.8675	117,460,600	1,222,765
(3.0925)/3 month USD-LIBOR-BBA/May-28	May-18/3.0925	234,921,300	265,461
2.80/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.80	156,614,200	225,524
Goldman Sachs International
(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375	289,903,800	510,231
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	46,751,900	101,452
2.666/3 month USD-LIBOR-BBA/May-28	May-18/2.666	110,407,700	9,937
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	202,591,450	203
2.51125/3 month USD-LIBOR-BBA/May-20	May-18/2.51125	156,614,200	157
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	556,570,000	5,682,580
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	250,456,300	2,256,611
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68	222,628,000	685,694
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	250,456,300	528,463
2.875/3 month USD-LIBOR-BBA/May-28	May-18/2.875	219,259,800	221,452
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	556,570,000	557
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	1,974,986
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	1,974,799
(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225	313,228,300	898,965
(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375	193,269,200	396,202
2.78/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.78	156,614,200	192,635
2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355	222,628,000	223
Wells Fargo Bank, N.A.
2.50/3 month USD-LIBOR-BBA/May-20	May-18/2.50	234,921,300	233
Total purchased swap options outstanding (cost $25,501,942)			$29,412,840

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.2%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/$96.69	$70,000,000	$70,000,000	$311,920
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jun-18/96.29	52,000,000	52,000,000	271,128
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/96.84	70,000,000	70,000,000	269,220

Income Fund 37

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.2%)*	date/strike	Notional	Contract
Counterparty cont.	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/$97.00	$70,000,000	$70,000,000	$230,930
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/98.69	210,000,000	210,000,000	1,559,040
Total purchased options outstanding (cost $3,049,219)				$2,642,238

	Principal
ASSET-BACKED SECURITIES (1.0%)*	amount	Value
Loan Depot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.697%, 11/25/50	$3,432,000	$3,432,000
Station Place Securitization Trust 144A FRB Ser. 18-1, Class A,
(1 Month US LIBOR + 0.90%), 2.475%, 4/24/19	11,361,000	11,361,000
Total asset-backed securities (cost $14,793,000)		$14,793,000

	Principal
MUNICIPAL BONDS AND NOTES (0.2%)*	amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$1,085,300
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds),
6.718%, 1/1/49	675,000	963,657
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	960,790
Total municipal bonds and notes (cost $2,294,588)		$3,009,747

	Principal amount/
SHORT-TERM INVESTMENTS (21.5%)*		shares	Value
Putnam Short Term Investment Fund 1.88% L	Shares	240,642,805	$240,642,805
State Street Institutional U.S. Government Money Market Fund,
Premier Class 1.63% P	Shares	670,000	670,000
U.S. Treasury Bills 1.458%, 5/10/18 ∆		$12,953,000	12,948,029
U.S. Treasury Bills 1.486%, 5/3/18 ∆		6,468,000	6,467,439
U.S. Treasury Bills 1.492%, 5/24/18		1,831,000	1,829,131
U.S. Treasury Bills 1.499%, 6/7/18 ∆		8,405,000	8,390,844
U.S. Treasury Bills 1.509%, 6/14/18 # ∆ §		39,484,000	39,404,495
U.S. Treasury Bills 1.523%, 6/21/18 # ∆ §		13,761,000	13,728,102
Total short-term investments (cost $324,094,701)			$324,080,845

TOTAL INVESTMENTS
Total investments (cost $2,307,335,773)			$2,280,464,800

Key to holding’s abbreviations

DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds

38 Income Fund

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $1,506,363,547.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $3,912,465 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $13,960,295 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $35,752,504 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $485,989,030 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Income Fund 39

FUTURES CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond 30 yr (Long)	25	$3,596,094	$3,596,094	Jun-18	$4,638
U.S. Treasury Bond Ultra 30 yr (Long)	377	59,236,125	59,236,125	Jun-18	547,945
U.S. Treasury Note 2 yr (Long)	205	43,469,610	43,469,610	Jun-18	(96,300)
U.S. Treasury Note 5 yr (Long)	1,884	213,848,720	213,848,720	Jun-18	(1,313,717)
U.S. Treasury Note 10 yr (Long)	978	116,993,250	116,993,250	Jun-18	(632,134)
U.S. Treasury Note Ultra 10 yr (Long)	228	29,159,063	29,159,063	Jun-18	(96,641)
Unrealized appreciation					552,583
Unrealized depreciation					(2,138,792)
Total					$(1,586,209)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/18 (premiums $24,923,938) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$250,456,300	$12,523
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	556,570,000	94,617
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	250,456,300	1,713,121
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	556,570,000	5,710,408
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	167,414,000	795,217
Citibank, N.A.
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	222,628,000	46,752
(2.87)/3 month USD-LIBOR-BBA/May-28	May-18/2.87	55,203,800	59,068
3.015/3 month USD-LIBOR-BBA/May-28	May-18/3.015	110,407,700	161,195
(2.739)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.739	117,460,600	296,001
(2.93)/3 month USD-LIBOR-BBA/May-28	May-18/2.93	110,407,700	407,404
3.029/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.029	117,460,600	893,875
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	167,414,000	1,108,281
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	111,314,000	4,223,253
Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.915	35,238,200	255,125
2.9675/3 month USD-LIBOR-BBA/May-28	May-18/2.9675	352,381,900	1,631,528
Goldman Sachs International
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	445,256,000	84,599
2.75125/3 month USD-LIBOR-BBA/May-20	May-18/2.75125	156,614,200	89,270
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375	289,903,800	121,760
3.066/3 month USD-LIBOR-BBA/May-28	May-18/3.066	110,407,700	187,693
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375	289,903,800	281,207
JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	250,456,300	12,523
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	556,570,000	89,051
(2.945)/3 month USD-LIBOR-BBA/May-28	May-18/2.945	109,629,900	304,771
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	250,456,300	1,740,671
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	445,256,000	2,297,521
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	556,570,000	5,771,631

40 Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/18 (premiums $24,923,938) (Unaudited) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375	$222,628,000	$223
(2.8525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8525	35,238,200	174,077
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646	193,269,200	463,846
2.655/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.655	313,228,300	992,934
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	18,691,900	1,688,439
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	18,691,900	1,690,495
Wells Fargo Bank, N.A.
2.74/3 month USD-LIBOR-BBA/May-20	May-18/2.74	234,921,300	131,555
Total			$33,530,634

WRITTEN OPTIONS OUTSTANDING at 4/30/18 (premiums $3,049,219) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/$97.23	$70,000,000	$70,000,000	$182,840
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.38	70,000,000	70,000,000	154,560
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.54	70,000,000	70,000,000	129,850
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.77	70,000,000	70,000,000	99,960
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.92	70,000,000	70,000,000	82,880
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/98.08	70,000,000	70,000,000	68,320
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Jun-18/96.29	52,000,000	52,000,000	217,308
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/99.11	210,000,000	210,000,000	1,042,650
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/99.54	210,000,000	210,000,000	647,640
Total				$2,626,008

Income Fund 41

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	$55,656,700	$(1,113,134)	$1,044,120
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	55,656,700	(2,176,177)	215,391
(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	33,394,000	(1,177,139)	(32,392)
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	33,394,000	(3,583,176)	(145,264)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	55,656,700	(2,176,177)	(714,075)
2.203/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	55,656,700	(1,113,134)	(978,445)
2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	33,394,000	(1,177,139)	(993,472)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	33,394,000	(3,583,176)	(1,111,018)
(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	33,394,000	3,017,148	2,379,323
(2.413)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	55,656,700	2,140,000	1,757,082
2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	33,394,000	3,017,148	467,516
2.413/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	55,656,700	2,140,000	(1,182,705)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	55,656,700	(1,113,134)	1,039,667
(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	33,394,000	(465,846)	98,178
2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	33,394,000	(465,846)	(418,761)
2.205/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	55,656,700	(1,113,134)	(977,888)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	205,930
(2.34)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	5,702,000	(105,772)	95,737
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	79,771
2.9225/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/2.9225	148,600,300	(404,936)	20,804
2.34/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	5,702,000	(105,772)	(76,521)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(197,175)

42 Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A. cont.
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	$55,656,700	$(2,176,177)	$(707,397)
(2.42)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	55,656,700	2,142,783	1,753,743
(2.615)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	5,702,000	456,160	268,450
(2.995)/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.995	74,300,100	384,503	(48,295)
2.615/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	5,702,000	456,160	(175,850)
2.42/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	55,656,700	2,131,652	(1,163,225)
Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	9,503,400	(337,371)	230,457
(2.7725)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	9,503,400	(242,337)	154,050
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	9,503,400	(761,698)	60,632
2.902/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/2.902	148,600,300	(423,511)	46,066
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	9,503,400	(658,586)	42,290
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(9,885)
(3.082)/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.082	148,600,300	(430,941)	(98,076)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	9,503,400	(864,809)	(149,203)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	9,503,400	(761,698)	(151,009)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(174,119)
2.47/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	9,503,400	(337,371)	(228,747)
2.7725/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	9,503,400	(456,163)	(269,041)
(2.875)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	9,503,400	780,229	421,286
(2.584)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	9,503,400	568,778	358,563
2.992/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.992	74,300,100	425,368	60,183
(2.992)/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.992	74,300,100	425,368	(66,870)

Income Fund 43

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Goldman Sachs International cont.
2.875/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	$9,503,400	$401,043	$(197,956)
2.584/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	9,503,400	568,778	(308,005)
JPMorgan Chase Bank N.A.
(2.2525)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	9,503,400	(589,211)	127,536
(2.553)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	5,702,000	(75,837)	82,679
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	75,951
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(23,473)
2.2525/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	9,503,400	(114,041)	(47,042)
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	(48,087)
2.553/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	5,702,000	(139,699)	(96,706)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	(240,738)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(657,194)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(1,654,339)
(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	33,394,000	3,170,760	2,272,462
2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	33,394,000	3,170,760	826,835
(2.826)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	5,702,000	627,790	350,730
	Mar-21/5.00
(5.00 Floor)//Mar-21 (Written)	Floor	1,000,000	222,000	140,151
(2.36)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	9,503,400	156,806	30,126
2.36/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	9,503,400	1,035,871	(105,393)
2.826/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	5,702,000	319,882	(150,020)
Morgan Stanley & Co. International PLC
3.005/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.005	222,900,400	(1,315,112)	280,855
(2.155)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	5,702,000	(142,550)	99,842
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	63,748

44 Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
2.155/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	$5,702,000	$(74,696)	$(54,340)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	(155,950)
(3.005)/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.005	222,900,400	(1,315,112)	(363,328)
3.02/3 month USD-LIBOR-BBA/
Jul-28 (Written)	Jul-18/3.02	222,900,400	2,307,019	370,015
(2.43)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	5,702,000	317,031	187,197
2.43/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	5,702,000	624,939	(171,003)
(3.02)/3 month USD-LIBOR-BBA/
Jul-28 (Written)	Jul-18/3.02	222,900,400	2,307,019	(323,206)
Unrealized appreciation				15,707,366
Unrealized (depreciation)				(14,666,213)
Total				$1,041,153

TBA SALE COMMITMENTS OUTSTANDING at 4/30/18 (proceeds receivable $296,660,313) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal Home Loan Mortgage Corporation, 3.50%, 5/1/48	$5,000,000	5/14/18	$4,966,211
Federal Home Loan Mortgage Corporation, 3.00%, 5/1/48	2,000,000	5/14/18	1,928,594
Federal National Mortgage Association, 3.50%, 5/1/48	283,000,000	5/14/18	281,010,171
Federal National Mortgage Association, 3.00%, 5/1/48	9,000,000	5/14/18	8,684,296
Total			$296,589,272

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$5,000,000	$1,610	$(31)	5/26/20	3 month USD-	6 month USD-	$(4,639)
				LIBOR-BBA	LIBOR-BBA —
				plus 12.70% —	Semiannually
				Semiannually
1,000,000	3,294 E	2,229	6/20/23	2.85% —	3 month USD-	5,523
				Semiannually	LIBOR-BBA —
					Quarterly
121,359,300	674,272	783,648	4/9/28	2.903% —	3 month USD-	1,415,471
				Semiannually	LIBOR-BBA —
					Quarterly
66,926,100	448,806	333,743	4/11/28	2.89% —	3 month USD-	761,999
				Semiannually	LIBOR-BBA —
					Quarterly

Income Fund 45

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$34,015,400	$177,628	$(482)	4/17/28	2.9075% —	3 month USD-	$169,809
				Semiannually	LIBOR-BBA —
					Quarterly
77,634,300	341,746	421,934	4/19/28	2.917% —	3 month USD-	749,146
				Semiannually	LIBOR-BBA —
					Quarterly
4,416,300	17,122	(63)	4/19/28	2.923% —	3 month USD-	16,224
				Semiannually	LIBOR-BBA —
					Quarterly
234,921,300	2,530,102	(566,926)	4/10/28	3 month USD-	2.8435% —	(3,027,682)
				LIBOR-BBA —	Semiannually
				Quarterly
117,460,600	505,316	562,253	4/10/28	2.9175% —	3 month USD-	1,027,825
				Semiannually	LIBOR-BBA —
					Quarterly
1,000,000	2,315 E	(215)	6/20/20	3 month USD-	2.675% —	(2,530)
				LIBOR-BBA —	Semiannually
				Quarterly
3,055,000	20,841 E	24,316	6/20/28	2.90% —	3 month USD-	45,157
				Semiannually	LIBOR-BBA —
					Quarterly
90,318,900	616,156 E	748,354	6/20/28	3 month USD-	2.90% —	132,198
				LIBOR-BBA —	Semiannually
				Quarterly
1,000,000	8,620 E	3,142	6/20/48	2.95% —	3 month USD-	11,762
				Semiannually	LIBOR-BBA —
					Quarterly
5,152,400	46,603	(73)	4/19/28	3 month USD-	2.864% —	(45,803)
				LIBOR-BBA —	Semiannually
				Quarterly
66,926,100	956,240	430,786	5/1/28	3 month USD-	2.805% —	(525,454)
				LIBOR-BBA —	Semiannually
				Quarterly
133,852,200	795,216	(421,178)	5/1/28	2.90% —	3 month USD-	374,037
				Semiannually	LIBOR-BBA —
					Quarterly
74,000	1,172	(1)	4/3/28	3 month USD-	2.7845% —	(1,146)
				LIBOR-BBA —	Semiannually
				Quarterly
362,956,500	1,334,228 E	(164,374)	6/20/20	2.605% —	3 month USD-	1,169,854
				Semiannually	LIBOR-BBA —
					Quarterly
2,039,400	7,497 E	7,175	6/20/20	3 month USD-	2.605% —	(322)
				LIBOR-BBA —	Semiannually
				Quarterly
937,900	27,578 E	(2,751)	6/20/48	2.85% —	3 month USD-	24,827
				Semiannually	LIBOR-BBA —
					Quarterly

46 Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$696,422,300	$5,540,736 E	$(4,197,950)	6/20/23	2.75% —	3 month USD-	$1,342,786
				Semiannually	LIBOR-BBA —
					Quarterly
78,307,100	1,259,805	210,391	4/9/28	3 month USD-	2.7825% —	(1,027,790)
				LIBOR-BBA —	Semiannually
				Quarterly
45,809,700	736,391	(649)	5/2/28	2.785% —	3 month USD-	735,742
				Semiannually	LIBOR-BBA —
					Quarterly
117,460,700	326,541	221,618	5/2/28	3 month USD-	2.935% —	(104,923)
				LIBOR-BBA —	Semiannually
				Quarterly
84,000	2,349	(3)	4/4/48	3 month USD-	2.854% —	(2,318)
				LIBOR-BBA —	Semiannually
				Quarterly
34,950,000	516,072	(463)	4/4/28	2.797% —	3 month USD-	502,889
				Semiannually	LIBOR-BBA —
					Quarterly
4,389,000	64,510	(58)	4/5/28	2.798% —	3 month USD-	62,939
				Semiannually	LIBOR-BBA —
					Quarterly
11,763,000	170,328	(156)	4/5/28	2.8005% —	3 month USD-	166,097
				Semiannually	LIBOR-BBA —
					Quarterly
67,344,100	199,473 E	(254)	7/6/20	3 month USD-	2.655% —	(199,727)
				LIBOR-BBA —	Semiannually
				Quarterly
20,500,500	325,691	(272)	4/6/28	3 month USD-	2.7845% —	(319,416)
				LIBOR-BBA —	Semiannually
				Quarterly
40,207,000	376,579	(533)	4/9/28	3 month USD-	2.85941% —	(364,119)
				LIBOR-BBA —	Semiannually
				Quarterly
33,858,400	315,222 E	(479)	5/22/28	2.866% —	3 month USD-	314,742
				Semiannually	LIBOR-BBA —
					Quarterly
41,218,900	378,719 E	(584)	5/10/28	2.865% —	3 month USD-	378,136
				Semiannually	LIBOR-BBA —
					Quarterly
25,917,400	247,408	(344)	4/10/28	3 month USD-	2.8575% —	(239,889)
				LIBOR-BBA —	Semiannually
				Quarterly
25,735,000	255,806	(341)	4/10/28	3 month USD-	2.853% —	(248,408)
				LIBOR-BBA —	Semiannually
				Quarterly
32,654,400	325,989	(433)	4/10/28	3 month USD-	2.8525% —	(316,611)
				LIBOR-BBA —	Semiannually
				Quarterly

Income Fund 47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$21,770,000	$218,288	$(289)	4/10/28	3 month USD-	2.852% —	$(212,042)
				LIBOR-BBA —	Semiannually
				Quarterly
165,684,400	459,774	(624)	4/10/20	2.59634% —	3 month USD-	434,130
				Semiannually	LIBOR-BBA —
					Quarterly
82,842,200	228,976	(312)	4/10/20	2.59696% —	3 month USD-	216,123
				Semiannually	LIBOR-BBA —
					Quarterly
82,842,200	228,479	(312)	4/10/20	2.59727% —	3 month USD-	215,611
				Semiannually	LIBOR-BBA —
					Quarterly
42,258,000	321,288	(342)	4/10/23	2.7375% —	3 month USD-	311,085
				Semiannually	LIBOR-BBA —
					Quarterly
42,258,000	316,259	(342)	4/10/23	2.74007% —	3 month USD-	305,992
				Semiannually	LIBOR-BBA —
					Quarterly
42,258,000	308,145	(342)	4/10/23	2.74421% —	3 month USD-	297,777
				Semiannually	LIBOR-BBA —
					Quarterly
90,523,000	244,774 E	(341)	5/10/20	2.62% —	3 month USD-	244,433
				Semiannually	LIBOR-BBA —
					Quarterly
19,066,000	233,711	(253)	4/11/28	2.8265% —	3 month USD-	228,276
				Semiannually	LIBOR-BBA —
					Quarterly
37,928,000	492,116	(503)	4/11/28	3 month USD-	2.8183% —	(482,483)
				LIBOR-BBA —	Semiannually
				Quarterly
23,475,000	312,382	(311)	4/11/28	3 month USD-	2.8145% —	(306,470)
				LIBOR-BBA —	Semiannually
				Quarterly
59,685,000	818,460	(791)	4/12/28	3 month USD-	2.81% —	(804,416)
				LIBOR-BBA —	Semiannually
				Quarterly
21,388,500	299,974	(284)	4/13/28	3 month USD-	2.8065% —	(295,286)
				LIBOR-BBA —	Semiannually
				Quarterly
21,328,000	303,775	(283)	4/13/28	3 month USD-	2.804% —	(299,127)
				LIBOR-BBA —	Semiannually
				Quarterly
24,503,000	348,580	(325)	4/13/28	3 month USD-	2.8042% —	(343,237)
				LIBOR-BBA —	Semiannually
				Quarterly
51,682,700	131,739 E	(195)	5/15/20	2.63125% —	3 month USD-	131,544
				Semiannually	LIBOR-BBA —
					Quarterly

48 Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$23,204,000	$350,937	$(308)	4/13/28	3 month USD-	2.79393% —	$(345,998)
				LIBOR-BBA —	Semiannually
				Quarterly
16,986,500	62,748	(107)	4/16/21	2.71529% —	3 month USD-	60,040
				Semiannually	LIBOR-BBA —
					Quarterly
14,975,000	35,056	(94)	4/17/21	2.764% —	3 month USD-	32,568
				Semiannually	LIBOR-BBA —
					Quarterly
14,277,600	121,517	(189)	4/18/28	3 month USD-	2.87% —	(119,051)
				LIBOR-BBA —	Semiannually
				Quarterly
66,926,100	294,140	320,715	4/18/28	2.917% —	3 month USD-	601,275
				Semiannually	LIBOR-BBA —
					Quarterly
3,312,200	29,310 E	(47)	5/16/28	2.87% —	3 month USD-	29,263
				Semiannually	LIBOR-BBA —
					Quarterly
53,576,000	214,893	(433)	4/18/23	2.81623% —	3 month USD-	205,538
				Semiannually	LIBOR-BBA —
					Quarterly
81,042,500	92,388	(306)	4/18/20	3 month USD-	2.6865% —	(82,995)
				LIBOR-BBA —	Semiannually
				Quarterly
15,660,000	281,943	(534)	4/18/48	3 month USD-	2.902% —	(279,384)
				LIBOR-BBA —	Semiannually
				Quarterly
12,090,000	110,406	(161)	4/19/28	2.863% —	3 month USD-	108,200
				Semiannually	LIBOR-BBA —
					Quarterly
58,730,300	514,008 E	(832)	7/19/28	2.884% —	3 month USD-	513,176
				Semiannually	LIBOR-BBA —
					Quarterly
10,963,000	100,377 E	(155)	5/21/28	2.8675% —	3 month USD-	100,222
				Semiannually	LIBOR-BBA —
					Quarterly
31,455,000	281,208	(417)	4/19/28	3 month USD-	2.8652% —	(276,279)
				LIBOR-BBA —	Semiannually
				Quarterly
24,180,000	219,458	(321)	4/19/28	3 month USD-	2.86365% —	(215,682)
				LIBOR-BBA —	Semiannually
				Quarterly
10,024,000	92,922	(133)	4/20/28	3 month USD-	2.8615% —	(91,515)
				LIBOR-BBA —	Semiannually
				Quarterly
30,148,600	114,685	(399)	4/23/28	2.92406% —	3 month USD-	110,517
				Semiannually	LIBOR-BBA —
					Quarterly

Income Fund 49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$9,568,700	$35,758 E	$(135)	5/29/28	2.93% —	3 month USD-	$35,623
				Semiannually	LIBOR-BBA —
					Quarterly
11,432,800	25,667 E	(162)	5/15/28	2.945% —	3 month USD-	25,505
				Semiannually	LIBOR-BBA —
					Quarterly
32,164,500	78,610	(427)	4/23/28	3 month USD-	2.93957% —	(74,905)
				LIBOR-BBA —	Semiannually
				Quarterly
32,164,500	81,344	(427)	4/23/28	3 month USD-	2.9386% —	(77,646)
				LIBOR-BBA —	Semiannually
				Quarterly
20,975,000	42,579	(278)	4/24/28	2.94422% —	3 month USD-	39,915
				Semiannually	LIBOR-BBA —
					Quarterly
20,975,000	38,468	(278)	4/24/28	2.94645% —	3 month USD-	35,795
				Semiannually	LIBOR-BBA —
					Quarterly
39,000	24	(1)	4/24/20	2.715% —	3 month USD-	21
				Semiannually	LIBOR-BBA —
					Quarterly
199,591,000	125,343	(5,304)	4/24/20	3 month USD-	2.715% —	(116,840)
				LIBOR-BBA —	Semiannually
				Quarterly
57,864,000	128,690	(4,187)	4/24/28	2.942% —	3 month USD-	117,946
				Semiannually	LIBOR-BBA —
					Quarterly
11,000	24	(2)	4/24/28	3 month USD-	2.942% —	(25)
				LIBOR-BBA —	Semiannually
				Quarterly
29,272,400	117,119	(388)	4/25/28	3.013% —	3 month USD-	(120,695)
				Semiannually	LIBOR-BBA —
					Quarterly
29,272,400	84,422	(388)	4/25/28	3.00026% —	3 month USD-	(87,936)
				Semiannually	LIBOR-BBA —
					Quarterly
14,636,000	41,874	(194)	4/25/28	3.00% —	3 month USD-	(43,630)
				Semiannually	LIBOR-BBA —
					Quarterly
60,563,500	72,192	(490)	4/25/23	2.9285% —	3 month USD-	(78,425)
				Semiannually	LIBOR-BBA —
					Quarterly
35,441,000	186,561	(470)	4/26/28	3.0275% —	3 month USD-	(190,309)
				Semiannually	LIBOR-BBA —
					Quarterly
20,451,000	40,595	(166)	4/27/23	2.9459% —	3 month USD-	(42,080)
				Semiannually	LIBOR-BBA —
					Quarterly

50 Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$13,358,000	$104,219	$(177)	4/27/28	3.0565% —	3 month USD-	$(105,422)
				Semiannually	LIBOR-BBA —
					Quarterly
59,249,000	72,225	(479)	4/30/23	3 month USD-	2.9275% —	72,681
				LIBOR-BBA —	Semiannually
				Quarterly
38,758,300	187,125	(514)	4/30/28	3.0215% —	3 month USD-	(188,353)
				Semiannually	LIBOR-BBA —
					Quarterly
38,758,300	191,892	(514)	4/30/28	3.0229% —	3 month USD-	(193,121)
				Semiannually	LIBOR-BBA —
					Quarterly
77,516,500	391,303	29,070	4/30/28	3 month USD-	3.024% —	421,806
				LIBOR-BBA —	Semiannually
				Quarterly
8,173,000	16,395 E	(116)	5/22/28	2.995% —	3 month USD-	(16,511)
				Semiannually	LIBOR-BBA —
					Quarterly
101,145,600	18,004	(818)	5/1/23	3 month USD-	2.907% —	17,186
				LIBOR-BBA —	Semiannually
				Quarterly
754,000	1,975	(10)	5/2/28	3 month USD-	2.9965% —	1,965
				LIBOR-BBA —	Semiannually
				Quarterly
14,224,000	64,719	(485)	5/2/48	3 month USD-	3.009% —	64,234
				LIBOR-BBA —	Semiannually
				Quarterly
14,224,000	70,693	(486)	5/2/48	3 month USD-	3.011% —	70,210
				LIBOR-BBA —	Semiannually
				Quarterly
Total		$(1,286,420)				$2,535,180

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$171,573	$173,111	$—	1/12/41	4.00% (1 month	Synthetic TRS	$2,965
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
302,943	306,903	—	1/12/41	4.50% (1 month	Synthetic TRS	6,667
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Income Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$569,975	$572,850	$—	1/12/36	(5.50%) 1 month	Synthetic TRS	$(8,982)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
190,907	189,974	—	1/12/40	4.50% (1 month	Synthetic MBX	(694)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
135,027	136,238	—	1/12/41	4.00% (1 month	Synthetic TRS	2,334
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
431,800	429,118	—	1/12/40	4.00% (1 month	Synthetic MBX	(2,230)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
206,814	209,142	—	1/12/39	6.00% (1 month	Synthetic TRS	4,604
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,852,023	2,834,303	—	1/12/40	4.00% (1 month	Synthetic MBX	(14,732)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
45,892	46,168	—	1/12/38	6.50% (1 month	Synthetic TRS	782
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
329,476	328,854	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(143)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
438,791	442,725	—	1/12/41	4.00% (1 month	Synthetic TRS	7,584
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,131,854	2,121,433	—	1/12/40	4.50% (1 month	Synthetic MBX	(7,752)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,944,016	2,962,534	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(23,915)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
406,588	409,036	—	1/12/38	6.50% (1 month	Synthetic TRS	6,928
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

52 Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$108,884	$110,373	$—	1/12/41	(5.00%) 1 month	Synthetic TRS	$(2,523)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
667,610	673,341	—	1/12/43	3.50% (1 month	Synthetic TRS	10,709
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
66,869	67,443	—	1/12/43	3.50% (1 month	Synthetic TRS	1,073
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,369,995	4,347,851	—	1/12/40	5.00% (1 month	Synthetic MBX	(15,828)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
45,457,224	45,233,782	—	1/12/41	5.00% (1 month	Synthetic MBX	(157,900)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
50,637,909	50,548,974	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(10,638)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
3,718,905	3,700,625	—	1/12/41	5.00% (1 month	Synthetic MBX	(12,918)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
881,170	876,839	—	1/12/41	5.00% (1 month	Synthetic MBX	(3,061)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
8,325,098	8,297,980	—	1/12/41	4.50% (1 month	Synthetic MBX Index	(16,705)
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
286,564	288,322	—	1/12/39	(5.00%) 1 month	Synthetic TRS	(4,771)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
192,480	194,132	—	1/12/43	3.50% (1 month	Synthetic TRS	3,087
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Income Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$526,916	$534,121	$—	1/12/41	(5.00%) 1 month	Synthetic TRS	$(12,209)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,041,756	1,048,416	—	1/12/41	5.00% (1 month	Synthetic MBX Index	16,869
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
591,363	595,545	—	1/12/44	3.50% (1 month	Synthetic TRS	8,535
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
657,152	663,044	—	1/12/41	4.00% (1 month	Synthetic TRS	11,358
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
531,872	535,633	—	1/12/44	3.50% (1 month	Synthetic TRS	7,677
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
387,579	390,320	—	1/12/44	3.50% (1 month	Synthetic TRS	5,594
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
568,775	579,255	—	1/12/45	3.50% (1 month	Synthetic TRS	14,677
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,794,511	1,826,577	—	1/12/45	4.00% (1 month	Synthetic TRS	46,318
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
628,433	639,663	—	1/12/45	4.00% (1 month	Synthetic TRS	16,220
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
610,523	621,773	—	1/12/45	3.50% (1 month	Synthetic TRS	15,755
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,663,808	2,687,691	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(46,041)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

54 Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International
$583,051	$586,562	$—	1/12/38	6.50% (1 month	Synthetic TRS	$9,934
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
449,779	452,487	—	1/12/38	6.50% (1 month	Synthetic TRS	7,663
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,291,069	1,305,602	—	1/12/39	6.00% (1 month	Synthetic TRS	28,742
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
564,951	568,353	—	1/12/38	6.50% (1 month	Synthetic TRS	9,626
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
219,624	222,495	—	1/12/41	4.50% (1 month	Synthetic TRS	4,833
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,381,171	3,375,232	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(710)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,270,213	1,267,982	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(267)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
569,975	572,850	—	1/12/36	5.50% (1 month	Synthetic TRS	8,982
				USD-LIBOR) —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
45,779	46,189	—	1/12/41	4.00% (1 month	Synthetic TRS	791
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
16,697	16,885	—	1/12/39	6.00% (1 month	Synthetic TRS	372
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
513,506	519,286	—	1/12/39	6.00% (1 month	Synthetic TRS	11,432
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Income Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$4,631,846	$4,623,711	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(973)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
171,748	171,447	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(36)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
457,944	457,140	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(96)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
194,277	195,447	—	1/12/38	6.50% (1 month	Synthetic TRS	3,310
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
638,978	642,825	—	1/12/38	6.50% (1 month	Synthetic TRS	10,887
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
926,981	937,415	—	1/12/39	6.00% (1 month	Synthetic TRS	20,637
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,075,506	1,085,149	—	1/12/41	4.00% (1 month	Synthetic TRS	18,589
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,028,022	1,042,079	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(23,819)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,074,625	1,082,225	—	1/12/44	3.50% (1 month	Synthetic TRS	15,510
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
623,706	634,851	—	1/12/45	4.00% (1 month	Synthetic TRS	16,098
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
695,121	701,088	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(11,150)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,228,539	1,245,168	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(25,312)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

56 Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A.
$139,980	$141,235	$—	1/12/41	4.00% (1 month	Synthetic TRS	$2,419
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,028,067	1,042,124	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(23,820)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
2,195,233	2,220,925	—	1/12/44	4.00% (1 month	Synthetic TRS	42,782
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,994,076	2,008,178	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(28,781)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
2,195,233	2,220,925	—	1/12/44	(4.00%) 1 month	Synthetic TRS	(42,782)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
678,682	683,022	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(10,988)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		402,343
Upfront premium (paid)		—		Unrealized depreciation		(509,776)
Total		$—		Total		$(107,433)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$9,405,000	$180,181	$—	7/3/22	(1.9225%) — At	USA Non Revised	$180,181
				maturity	Consumer Price
Index-Urban
(CPI-U) — At
maturity
9,405,000	264,939	—	7/3/27	2.085% — At	USA Non Revised	(264,939)
				maturity	Consumer Price
Index-Urban
(CPI-U) — At
maturity

Income Fund 57

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$10,792,000	$224,927	$—	7/5/22	(1.89%) — At	USA Non Revised	$224,927
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
10,792,000	341,124	—	7/5/27	2.05% — At	USA Non Revised	(341,124)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$—				$(200,955)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$13,534	$198,000	$24,730	5/11/63	300 bp —	$(11,097)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	26,395	438,000	54,706	5/11/63	300 bp —	(28,092)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	54,079	876,000	109,412	5/11/63	300 bp —	(54,895)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,528	904,000	112,910	5/11/63	300 bp —	(60,930)
Index						Monthly
Credit Suisse International
CMBX NA A.6	A/P	132,715	2,662,000	70,277	5/11/63	200 bp —	63,325
Index						Monthly
CMBX NA A.6	A/P	3,634,420	71,614,000	1,890,610	5/11/63	200 bp —	1,767,682
Index						Monthly
CMBX NA A.7	A-/P	11,938	287,000	3,415	1/17/47	200 bp —	8,619
Index						Monthly
CMBX NA A.7	A-/P	159,923	4,345,000	51,706	1/17/47	200 bp —	109,666
Index						Monthly
CMBX NA BBB–.6	BBB–/P	214,399	1,693,000	211,456	5/11/63	300 bp —	3,790
Index						Monthly
CMBX NA BBB–.6	BBB–/P	271,905	2,342,000	292,516	5/11/63	300 bp —	(19,440)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	264,277	2,500,000	312,250	5/11/63	300 bp —	(46,723)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,723,028	16,115,000	2,012,764	5/11/63	300 bp —	(281,678)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	143,564	2,186,000	201,768	1/17/47	300 bp —	(57,111)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	1,003,542	13,577,000	1,253,157	1/17/47	300 bp —	(242,826)
Index						Monthly

58 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International
CMBX NA A.6	A/P	$5,271	$168,000	$4,435	5/11/63	200 bp —	$891
Index						Monthly
CMBX NA A.6	A/P	16,026	526,000	13,886	5/11/63	200 bp —	2,315
Index						Monthly
CMBX NA A.6	A/P	65,795	1,256,000	33,158	5/11/63	200 bp —	33,055
Index						Monthly
CMBX NA A.6	A/P	88,084	1,783,000	47,071	5/11/63	200 bp —	41,607
Index						Monthly
CMBX NA A.6	A/P	55,332	1,789,000	47,230	5/11/63	200 bp —	8,699
Index						Monthly
CMBX NA A.6	A/P	109,667	1,964,000	51,850	5/11/63	200 bp —	58,472
Index						Monthly
CMBX NA A.6	A/P	165,367	2,518,000	66,475	5/11/63	200 bp —	99,731
Index						Monthly
CMBX NA A.6	A/P	130,272	2,529,000	66,766	5/11/63	200 bp —	64,350
Index						Monthly
CMBX NA A.6	A/P	134,550	2,644,000	69,802	5/11/63	200 bp —	65,630
Index						Monthly
CMBX NA A.6	A/P	148,581	3,016,000	79,622	5/11/63	200 bp —	69,964
Index						Monthly
CMBX NA A.6	A/P	224,300	3,497,000	92,321	5/11/63	200 bp —	133,145
Index						Monthly
CMBX NA A.6	A/P	285,860	5,647,000	149,081	5/11/63	200 bp —	138,662
Index						Monthly
CMBX NA A.6	A/P	293,870	5,647,000	149,081	5/11/63	200 bp —	146,672
Index						Monthly
CMBX NA A.6	A/P	285,860	5,647,000	149,081	5/11/63	200 bp —	138,662
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,607	146,000	18,235	5/11/63	300 bp —	(5,555)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,143	375,000	46,838	5/11/63	300 bp —	(28,507)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	43,389	401,000	50,085	5/11/63	300 bp —	(6,496)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	43,557	401,000	50,085	5/11/63	300 bp —	(6,328)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	39,801	503,000	62,825	5/11/63	300 bp —	(22,772)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,791	667,000	83,308	5/11/63	300 bp —	(48,184)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	33,283	671,000	83,808	5/11/63	300 bp —	(50,189)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,711	671,000	83,808	5/11/63	300 bp —	(50,761)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	77,301	714,000	89,179	5/11/63	300 bp —	(11,520)
Index						Monthly

Income Fund 59

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$68,535	$1,006,000	$125,649	5/11/63	300 bp —	$(56,611)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	134,237	1,144,000	142,886	5/11/63	300 bp —	(8,077)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	200,757	1,446,000	180,605	5/11/63	300 bp —	20,875
Index						Monthly
CMBX NA BBB–.7	BBB–/P	93,005	1,144,000	105,591	1/17/47	300 bp —	(12,015)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	93,576	1,266,000	116,852	1/17/47	300 bp —	(22,643)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	126,786	1,819,000	167,894	1/17/47	300 bp —	(40,199)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	3,572	67,000	1,769	5/11/63	200 bp —	1,825
Index						Monthly
CMBX NA A.6	A/P	5,502	168,000	4,435	5/11/63	200 bp —	1,123
Index						Monthly
CMBX NA A.6	A/P	9,475	208,000	5,491	5/11/63	200 bp —	4,053
Index						Monthly
CMBX NA A.6	A/P	106,467	1,965,000	51,876	5/11/63	200 bp —	55,246
Index						Monthly
CMBX NA A.6	A/P	118,037	2,331,000	61,538	5/11/63	200 bp —	57,276
Index						Monthly
CMBX NA A.6	A/P	126,001	2,507,000	66,185	5/11/63	200 bp —	60,652
Index						Monthly
CMBX NA A.6	A/P	88,458	2,688,000	70,963	5/11/63	200 bp —	18,391
Index						Monthly
CMBX NA A.6	A/P	132,031	2,730,000	72,072	5/11/63	200 bp —	60,869
Index						Monthly
CMBX NA A.6	A/P	87,171	3,039,000	80,230	5/11/63	200 bp —	7,954
Index						Monthly
CMBX NA A.6	A/P	173,376	3,385,000	89,364	5/11/63	200 bp —	85,140
Index						Monthly
CMBX NA A.6	A/P	218,564	4,026,000	106,286	5/11/63	200 bp —	113,619
Index						Monthly
CMBX NA A.6	A/P	249,808	5,000,000	132,000	5/11/63	200 bp —	119,474
Index						Monthly
CMBX NA A.6	A/P	325,181	5,254,000	138,706	5/11/63	200 bp —	188,227
Index						Monthly
CMBX NA A.6	A/P	530,174	9,000,000	237,600	5/11/63	200 bp —	295,574
Index						Monthly
CMBX NA A.6	A/P	590,493	11,640,000	307,296	5/11/63	200 bp —	287,077
Index						Monthly
CMBX NA A.6	A/P	1,032,363	17,500,000	462,000	5/11/63	200 bp —	576,196
Index						Monthly
CMBX NA BBB–.6	BBB–/P	59,512	383,000	47,837	5/11/63	300 bp —	11,866
Index						Monthly

60 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$78,081	$688,000	$85,931	5/11/63	300 bp —	$(7,507)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	79,859	712,000	88,929	5/11/63	300 bp —	(8,714)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	78,422	714,000	89,179	5/11/63	300 bp —	(10,399)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	103,193	732,000	91,427	5/11/63	300 bp —	12,132
Index						Monthly
CMBX NA BBB–.6	BBB–/P	102,625	821,000	102,543	5/11/63	300 bp —	493
Index						Monthly
CMBX NA BBB–.6	BBB–/P	117,980	1,072,000	133,893	5/11/63	300 bp —	(15,377)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	130,849	1,173,000	146,508	5/11/63	300 bp —	(15,072)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	197,015	1,785,000	222,947	5/11/63	300 bp —	(25,039)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	260,606	2,345,000	292,891	5/11/63	300 bp —	(31,112)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	309,169	2,891,000	361,086	5/11/63	300 bp —	(50,472)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	939,015	7,841,000	979,341	5/11/63	300 bp —	(36,405)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,762,110	10,016,000	1,250,998	5/11/63	300 bp —	516,120
Index						Monthly
CMBX NA BBB–.7	BBB–/P	392	15,000	1,385	1/17/47	300 bp —	(985)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	93,740	709,000	65,441	1/17/47	300 bp —	28,654
Index						Monthly
CMBX NA BBB–.7	BBB–/P	436,274	3,609,000	333,111	1/17/47	300 bp —	104,968
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	201,817	1,459,000	182,229	5/11/63	300 bp —	20,317
Index						Monthly
CMBX NA A.6	A/P	145,893	2,413,000	63,703	5/11/63	200 bp —	82,995
Index						Monthly
Upfront premium received		19,659,786		Unrealized appreciation			5,686,053
Upfront premium (paid)		—		Unrealized depreciation			(1,373,731)
Total		$19,659,786		Total			$4,312,322

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Income Fund 61

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(99,731)	$635,000	$102,108	1/17/47	(500 bp) —	$1,848
					Monthly
CMBX NA BB.7 Index	(103,689)	635,000	102,108	1/17/47	(500 bp) —	(2,110)
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(155,360)	8,802,000	1,880,107	5/11/63	(500 bp) —	1,717,413
					Monthly
CMBX NA BB.7 Index	(1,058,637)	6,436,000	1,034,909	1/17/47	(500 bp) —	(29,092)
					Monthly
CMBX NA BB.7 Index	(173,028)	938,000	150,830	1/17/47	(500 bp) —	(22,980)
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(392,011)	3,832,000	818,515	5/11/63	(500 bp) —	423,311
					Monthly
CMBX NA BB.7 Index	(241,670)	1,597,000	256,798	1/17/47	(500 bp) —	13,797
					Monthly
CMBX NA BB.6 Index	(44,124)	302,000	64,507	5/11/63	(500 bp) —	20,131
					Monthly
CMBX NA BB.7 Index	(691,993)	3,408,000	548,006	1/17/47	(500 bp) —	(146,827)
					Monthly
CMBX NA BB.7 Index	(204,744)	1,211,000	194,729	1/17/47	(500 bp) —	(11,025)
					Monthly
CMBX NA BB.7 Index	(194,318)	1,186,000	190,709	1/17/47	(500 bp) —	(4,598)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.7 Index	(11,632)	60,000	9,648	1/17/47	(500 bp) —	(2,034)
					Monthly
CMBX NA A.7 Index	(63,877)	3,030,000	36,057	1/17/47	(200 bp) —	(28,830)
					Monthly
CMBX NA BB.6 Index	(279,973)	1,931,000	412,462	5/11/63	(500 bp) —	130,880
					Monthly
CMBX NA BB.6 Index	(146,989)	1,022,000	218,299	5/11/63	(500 bp) —	70,458
					Monthly
CMBX NA BB.6 Index	(111,356)	792,000	169,171	5/11/63	(500 bp) —	57,155
					Monthly
CMBX NA BB.6 Index	(70,996)	534,000	114,062	5/11/63	(500 bp) —	42,621
					Monthly
CMBX NA BB.7 Index	(914,337)	5,341,000	858,833	1/17/47	(500 bp) —	(59,955)
					Monthly
CMBX NA BB.7 Index	(265,535)	1,635,000	262,908	1/17/47	(500 bp) —	(3,990)
					Monthly
CMBX NA BB.7 Index	(197,861)	1,264,000	203,251	1/17/47	(500 bp) —	4,337
					Monthly
CMBX NA BB.7 Index	(139,307)	774,000	124,459	1/17/47	(500 bp) —	(15,493)
					Monthly
CMBX NA BB.7 Index	(99,731)	635,000	102,108	1/17/47	(500 bp) —	1,848
					Monthly

62 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.7 Index	$(10,923)	$55,000	$8,844	1/17/47	(500 bp) —	$(2,125)
					Monthly
CMBX NA BB.7 Index	(7,670)	39,000	6,271	1/17/47	(500 bp) —	(1,431)
					Monthly
Merrill Lynch International
CMBX NA BB.7 Index	(251,200)	1,448,000	232,838	1/17/47	(500 bp) —	(19,568)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(148,658)	1,459,000	134,666	1/17/47	(300 bp) —	(14,720)
					Monthly
Upfront premium received	—			Unrealized appreciation		2,483,799
Upfront premium (paid)	(6,079,350)			Unrealized (depreciation)		(364,778)
Total	$(6,079,350)			Total		$2,119,021

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 4/30/18 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 30	$9,906,980	$145,000,000	$10,028,925	6/20/23	(500 bp) —	$(494,514)
Index					Quarterly
Total	$9,906,980					$(494,514)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Income Fund 63

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$14,793,000	$—
Corporate bonds and notes	—	331,168,452	—
Mortgage-backed securities	—	646,233,937	—
Municipal bonds and notes	—	3,009,747	—
Purchased options outstanding	—	2,642,238	—
Purchased swap options outstanding	—	29,412,840	—
U.S. government and agency mortgage obligations	—	929,123,741	—
Short-term investments	241,312,805	82,768,040	—
Totals by level	$241,312,805	$2,039,151,995	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(1,586,209)	$—	$—
Written options outstanding	—	(2,626,008)	—
Written swap options outstanding	—	(33,530,634)	—
Forward premium swap option contracts	—	1,041,153	—
TBA sale commitments	—	(296,589,272)	—
Interest rate swap contracts	—	3,821,600	—
Total return swap contracts	—	(308,388)	—
Credit default contracts	—	(17,550,587)	—
Totals by level	$(1,586,209)	$(345,742,136)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

64 Income Fund

Statement of assets and liabilities 4/30/18 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $2,066,692,968)	$2,039,821,995
Affiliated issuers (identified cost $240,642,805) (Notes 1 and 5)	240,642,805
Interest and other receivables	14,161,743
Receivable for shares of the fund sold	2,698,473
Receivable for investments sold	4,405,846
Receivable for sales of delayed delivery securities (Note 1)	297,923,454
Receivable for variation margin on futures contracts (Note 1)	603,172
Receivable for variation margin on centrally cleared swap contracts (Note 1)	6,505,409
Unrealized appreciation on forward premium swap option contracts (Note 1)	15,707,366
Unrealized appreciation on OTC swap contracts (Note 1)	8,572,195
Premium paid on OTC swap contracts (Note 1)	6,079,350
Prepaid assets	79,238
Total assets	2,637,201,046

LIABILITIES
Payable to custodian	4
Payable for investments purchased	4,689,742
Payable for purchases of delayed delivery securities (Note 1)	744,818,334
Payable for shares of the fund repurchased	2,294,323
Payable for compensation of Manager (Note 2)	487,080
Payable for custodian fees (Note 2)	63,250
Payable for investor servicing fees (Note 2)	407,800
Payable for Trustee compensation and expenses (Note 2)	465,956
Payable for administrative services (Note 2)	8,322
Payable for distribution fees (Note 2)	281,928
Payable for variation margin on centrally cleared swap contracts (Note 1)	5,848,761
Unrealized depreciation on OTC swap contracts (Note 1)	2,248,285
Premium received on OTC swap contracts (Note 1)	19,659,786
Unrealized depreciation on forward premium swap option contracts (Note 1)	14,666,213
Written options outstanding, at value (premiums $27,973,157) (Note 1)	36,156,642
TBA sale commitments, at value (proceeds receivable $296,660,313) (Note 1)	296,589,272
Collateral on certain derivative contracts, at value (Notes 1 and 9)	1,894,770
Other accrued expenses	257,031
Total liabilities	1,130,837,499

Net assets	$1,506,363,547

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,586,521,840
Undistributed net investment income (Note 1)	19,446,311
Accumulated net realized loss on investments (Note 1)	(72,239,752)
Net unrealized depreciation of investments	(27,364,852)
Total — Representing net assets applicable to capital shares outstanding	$1,506,363,547

(Continued on next page)

Income Fund 65

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($646,722,175 divided by 94,575,456 shares)	$6.84
Offering price per class A share (100/96.00 of $6.84)*	$7.13
Net asset value and offering price per class B share ($16,541,166 divided by 2,446,560 shares)**	$6.76
Net asset value and offering price per class C share ($114,800,929 divided by 16,938,615 shares)**	$6.78
Net asset value and redemption price per class M share
($76,362,300 divided by 11,481,329 shares)	$6.65
Offering price per class M share (100/96.75 of $6.65)†	$6.87
Net asset value, offering price and redemption price per class R share
($14,097,561 divided by 2,080,916 shares)	$6.77
Net asset value, offering price and redemption price per class R5 share
($3,768,297 divided by 544,603 shares)	$6.92
Net asset value, offering price and redemption price per class R6 share
($78,519,399 divided by 11,296,815 shares)	$6.95
Net asset value, offering price and redemption price per class Y share
($555,551,720 divided by 79,943,922 shares)	$6.95

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

66 Income Fund

Statement of operations Six months ended 4/30/18 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $1,255,900 from investments in affiliated issuers) (Note 5)	$36,088,026
Total investment income	36,088,026

EXPENSES
Compensation of Manager (Note 2)	2,982,142
Investor servicing fees (Note 2)	1,243,584
Custodian fees (Note 2)	91,316
Trustee compensation and expenses (Note 2)	29,024
Distribution fees (Note 2)	1,764,115
Administrative services (Note 2)	25,489
Other	320,804
Total expenses	6,456,474
Expense reduction (Note 2)	(4,334)
Net expenses	6,452,140

Net investment income	29,635,886

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(58,127,290)
Futures contracts (Note 1)	(8,685,994)
Swap contracts (Note 1)	33,305,197
Written options (Note 1)	35,597,751
Total net realized gain	2,089,664
Change in net unrealized appreciation (depreciation) on:
Securities in unaffiliated issuers and TBA sale commitments	(9,676,496)
Futures contracts	1,964,827
Swap contracts	7,367,527
Written options	(23,982,999)
Total change in net unrealized depreciation	(24,327,141)

Net loss on investments	(22,237,477)

Net increase in net assets resulting from operations	7,398,409

The accompanying notes are an integral part of these financial statements.

Income Fund 67

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/18*	Year ended 10/31/17
Operations
Net investment income	$29,635,886	$60,963,885
Net realized gain (loss) on investments	2,089,664	(26,291,741)
Net unrealized appreciation (depreciation) of investments	(24,327,141)	27,868,884
Net increase in net assets resulting from operations	7,398,409	62,541,028
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(11,448,678)	(24,946,481)
Class B	(252,243)	(607,066)
Class C	(1,755,590)	(4,182,614)
Class M	(1,324,561)	(2,814,911)
Class R	(247,455)	(670,673)
Class R5	(68,240)	(154,890)
Class R6	(1,434,341)	(2,721,115)
Class Y	(10,032,531)	(21,292,845)
Increase in capital from settlement payments	150,670	—
Decrease from capital share transactions (Note 4)	(39,864,010)	(331,228,696)
Total decrease in net assets	(58,878,570)	(326,078,263)

NET ASSETS
Beginning of period	1,565,242,117	1,891,320,380
End of period (including undistributed net investment
income of $19,446,311 and $16,374,064, respectively)	$1,506,363,547	$1,565,242,117

* Unaudited.

The accompanying notes are an integral part of these financial statements.

68 Income Fund

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Income Fund 69

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized		From						Ratio	investment
	value,		and unrealized	Total from	net		Non-recurring	Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	Total	reimburse-	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	ments	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
April 30, 2018**	$6.93	.13	(.10)	.03	(.12)	(.12)	—[d]	$6.84	.44*	$646,722	.43*	1.92*	442*f
October 31, 2017	6.89	.25	.03	.28	(.24)	(.24)	—	6.93	4.16	668,024.88		3.67	1,055[f]
October 31, 2016	6.94	.24	(.08)	.16	(.21)	(.21)	—	6.89	2.33	829,643	.87[g]	3.45[g]	981[f]
October 31, 2015	7.26	.18	(.28)	(.10)	(.22)	(.22)	—	6.94	(1.37)	1,087,633.85		2.52	793[f]
October 31, 2014	7.20	.27	.12	.39	(.33)	(.33)	—	7.26	5.57	1,004,198.85		3.67	505[f]
October 31, 2013	7.27	.29	(.12)	.17	(.24)	(.24)	—	7.20	2.31	783,735.87		4.03	267[h]
Class B
April 30, 2018**	$6.85	.11	(.10)	.01	(.10)	(.10)	—[d]	$6.76	.09*	$16,541	.81*	1.54*	442*f
October 31, 2017	6.82	.20	.02	.22	(.19)	(.19)	—	6.85	3.30	19,402	1.63	2.92	1,055[f]
October 31, 2016	6.87	.18	(.07)	.11	(.16)	(.16)	—	6.82	1.59	24,859	1.62[g]	2.70[g]	981[f]
October 31, 2015	7.19	.13	(.28)	(.15)	(.17)	(.17)	—	6.87	(2.11)	30,089	1.60	1.77	793[f]
October 31, 2014	7.13	.21	.13	.34	(.28)	(.28)	—	7.19	4.79	32,142	1.60	2.94	505[f]
October 31, 2013	7.20	.23	(.12)	.11	(.18)	(.18)	—	7.13	1.58	34,514	1.62	3.28	267[h]
Class C
April 30, 2018**	$6.87	.11	(.10)	.01	(.10)	(.10)	—[d]	$6.78	.08*	$114,801	.81*	1.54*	442*f
October 31, 2017	6.84	.20	.02	.22	(.19)	(.19)	—	6.87	3.28	131,467	1.63	2.92	1,055[f]
October 31, 2016	6.88	.18	(.06)	.12	(.16)	(.16)	—	6.84	1.74	180,492	1.62[g]	2.70[g]	981[f]
October 31, 2015	7.21	.13	(.29)	(.16)	(.17)	(.17)	—	6.88	(2.24)	221,882	1.60	1.76	793[f]
October 31, 2014	7.15	.21	.13	.34	(.28)	(.28)	—	7.21	4.84	181,142	1.60	2.96	505[f]
October 31, 2013	7.22	.24	(.13)	.11	(.18)	(.18)	—	7.15	1.58	133,269	1.62	3.28	267[h]
Class M
April 30, 2018**	$6.74	.12	(.10)	.02	(.11)	(.11)	—[d]	$6.65	.36*	$76,362	.56*	1.79*	442*f
October 31, 2017	6.72	.23	.02	.25	(.23)	(.23)	—	6.74	3.77	79,485	1.13	3.42	1,055[f]
October 31, 2016	6.77	.21	(.06)	.15	(.20)	(.20)	—	6.72	2.21	88,869	1.12[g]	3.20[g]	981[f]
October 31, 2015	7.10	.16	(.28)	(.12)	(.21)	(.21)	—	6.77	(1.74)	103,524	1.10	2.26	793[f]
October 31, 2014	7.05	.24	.13	.37	(.32)	(.32)	—	7.10	5.31	121,065	1.10	3.43	505[f]
October 31, 2013	7.12	.27	(.12)	.15	(.22)	(.22)	—	7.05	2.15	128,376	1.12	3.79	267[h]
Class R
April 30, 2018**	$6.86	.12	(.10)	.02	(.11)	(.11)	—[d]	$6.77	.34*	$14,098	.56*	1.80 *	442*f
October 31, 2017	6.84	.23	.02	.25	(.23)	(.23)	—	6.86	3.66	15,675	1.13	3.43	1,055[f]
October 31, 2016	6.88	.22	(.07)	.15	(.19)	(.19)	—	6.84	2.29	25,266	1.12[g]	3.21[g]	981[f]
October 31, 2015	7.21	.16	(.28)	(.12)	(.21)	(.21)	—	6.88	(1.73)	29,237	1.10	2.25	793[f]
October 31, 2014	7.16	.25	.12	.37	(.32)	(.32)	—	7.21	5.27	21,255	1.10	3.42	505[f]
October 31, 2013	7.23	.27	(.12)	.15	(.22)	(.22)	—	7.16	2.11	8,040	1.12	3.79	267[h]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

70 Income Fund	Income Fund 71

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized		From						Ratio	investment
	value,		and unrealized	Total from	net		Non-recurring	Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	Total	reimburse-	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	ments	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class R5
April 30, 2018**	$7.01	.14	(.10)	.04	(.13)	(.13)	—[d]	$6.92	.61*	$3,768	.28*	2.07*	442*f
October 31, 2017	6.97	.26[e]	.04	.30	(.26)	(.26)	—	7.01	4.45	3,510.58		3.81[e]	1,055[f]
October 31, 2016	7.02	.26	(.08)	.18	(.23)	(.23)	—	6.97	2.66	5,069	.57[g]	3.76[g]	981[f]
October 31, 2015	7.35	.20	(.28)	(.08)	(.25)	(.25)	—	7.02	(1.16)	4,463.56		2.77	793[f]
October 31, 2014	7.29	.27	.15	.42	(.36)	(.36)	—	7.35	5.83	2,683.58		3.71	505[f]
October 31, 2013	7.35	.32	(.12)	.20	(.26)	(.26)	—	7.29	2.75	11.58		4.33	267[h]
Class R6
April 30, 2018**	$7.04	.15	(.11)	.04	(.13)	(.13)	—[d]	$6.95	.60*	$78,519	.25*	2.10*	442*f
October 31, 2017	7.00	.28	.02	.30	(.26)	(.26)	—	7.04	4.45	73,329.51		4.05	1,055[f]
October 31, 2016	7.04	.27	(.08)	.19	(.23)	(.23)	—	7.00	2.80	76,616	.50[g]	3.82[g]	981[f]
October 31, 2015	7.36	.20	(.27)	(.07)	(.25)	(.25)	—	7.04	(1.02)	123,635.49		2.82	793[f]
October 31, 2014	7.29	.29	.14	.43	(.36)	(.36)	—	7.36	5.98	48,755.51		3.97	505[f]
October 31, 2013	7.36	.31	(.12)	.19	(.26)	(.26)	—	7.29	2.62	6,188.51		4.25	267[h]
Class Y
April 30, 2018**	$7.03	.14	(.09)	.05	(.13)	(.13)	—[d]	$6.95	.66*	$555,552	.31*	2.05*	442*f
October 31, 2017	6.99	.27	.02	.29	(.25)	(.25)	—	7.03	4.30	574,349.63		3.92	1,055[f]
October 31, 2016	7.03	.26	(.08)	.18	(.22)	(.22)	—	6.99	2.68	660,506	.62[g]	3.71[g]	981[f]
October 31, 2015	7.36	.20	(.29)	(.09)	(.24)	(.24)	—	7.03	(1.27)	779,830.60		2.76	793[f]
October 31, 2014	7.29	.29	.13	.42	(.35)	(.35)	—	7.36	5.90	461,835.60		3.93	505[f]
October 31, 2013	7.36	.31	(.13)	.18	(.25)	(.25)	—	7.29	2.52	133,717.62		4.30	267[h]

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclay’s Capital Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

e The net investment income and per share amount shown for the period ending October 31, 2017, may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

f Portfolio turnover includes TBA purchase and sale commitments.

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

h Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
October 31, 2013	730%

The accompanying notes are an integral part of these financial statements.

72 Income Fund	Income Fund 73

Notes to financial statements 4/30/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2017 through April 30, 2018.

Putnam Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

74 Income Fund

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Income Fund 75

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate

76 Income Fund

swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for

Income Fund 77

OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

78 Income Fund

At the close of the reporting period, the fund had a net liability position of $12,313,762 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $13,960,295 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2017, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$32,316,987	$—	$32,316,987

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $2,002,053,526, resulting in gross unrealized appreciation and depreciation of $57,455,834 and $126,372,905, respectively, or net unrealized depreciation of $68,917,071.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Income Fund 79

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.195% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$553,600	Class R5	2,162
Class B	15,154	Class R6	19,021
Class C	106,656	Class Y	468,725
Class M	65,615	Total	$1,243,584
Class R	12,651

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4,334 under the expense offset arrangements.

80 Income Fund

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,138, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$815,596
Class B	1.00%	1.00%	89,324
Class C	1.00%	1.00%	628,566
Class M	1.00%	0.50%	193,323
Class R	1.00%	0.50%	37,306
Total			$1,764,115

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $27,924 and $388 from the sale of class A and class M shares, respectively, and received $3,045 and $996 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $64 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$8,298,564,707	$8,685,266,135
U.S. government securities (Long-term)	—	426,687
Total	$8,298,564,707	$8,685,692,822

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Income Fund 81

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	9,031,983	$62,283,842	11,937,181	$82,101,703
Shares issued in connection with
reinvestment of distributions	1,473,145	10,111,079	3,202,893	21,954,903
	10,505,128	72,394,921	15,140,074	104,056,606
Shares repurchased	(12,387,962)	(85,415,753)	(39,037,327)	(267,532,889)
Net decrease	(1,882,834)	$(13,020,832)	(23,897,253)	$(163,476,283)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	33,118	$226,483	161,340	$1,095,040
Shares issued in connection with
reinvestment of distributions	31,551	214,119	76,098	516,308
	64,669	440,602	237,438	1,611,348
Shares repurchased	(450,447)	(3,068,320)	(1,048,641)	(7,121,027)
Net decrease	(385,778)	$(2,627,718)	(811,203)	$(5,509,679)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	1,192,352	$8,144,982	2,030,543	$13,835,244
Shares issued in connection with
reinvestment of distributions	217,792	1,482,318	506,429	3,442,806
	1,410,144	9,627,300	2,536,972	17,278,050
Shares repurchased	(3,620,180)	(24,695,586)	(9,788,422)	(66,604,219)
Net decrease	(2,210,036)	$(15,068,286)	(7,251,450)	$(49,326,169)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	79,475	$532,669	163,274	$1,094,644
Shares issued in connection with
reinvestment of distributions	25,380	169,437	58,133	388,227
	104,855	702,106	221,407	1,482,871
Shares repurchased	(413,850)	(2,776,261)	(1,653,408)	(11,079,153)
Net decrease	(308,995)	$(2,074,155)	(1,432,001)	$(9,596,282)

82 Income Fund

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	304,913	$2,081,245	644,367	$4,386,003
Shares issued in connection with
reinvestment of distributions	28,859	196,268	81,700	555,126
	333,772	2,277,513	726,067	4,941,129
Shares repurchased	(536,604)	(3,666,782)	(2,138,164)	(14,557,577)
Net decrease	(202,832)	$(1,389,269)	(1,412,097)	$(9,616,448)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R5	Shares	Amount	Shares	Amount
Shares sold	43,160	$299,780	154,014	$1,073,749
Shares issued in connection with
reinvestment of distributions	9,827	68,240	22,361	154,890
	52,987	368,020	176,375	1,228,639
Shares repurchased	(9,300)	(65,003)	(402,215)	(2,797,260)
Net increase (decrease)	43,687	$303,017	(225,840)	$(1,568,621)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,997,066	$13,973,878	2,570,365	$17,907,590
Shares issued in connection with
reinvestment of distributions	205,679	1,434,337	390,605	2,721,115
	2,202,745	15,408,215	2,960,970	20,628,705
Shares repurchased	(1,327,195)	(9,299,284)	(3,487,648)	(24,310,473)
Net increase (decrease)	875,550	$6,108,931	(526,678)	$(3,681,768)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	17,652,331	$123,502,361	32,506,895	$226,547,340
Shares issued in connection with
reinvestment of distributions	1,171,562	8,168,785	2,523,080	17,557,650
	18,823,893	131,671,146	35,029,975	244,104,990
Shares repurchased	(20,537,512)	(143,766,844)	(47,813,719)	(332,558,436)
Net decrease	(1,713,619)	$(12,095,698)	(12,783,744)	$(88,453,446)

Income Fund 83

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/17	cost	proceeds	income	of 4/30/18
Short-term investments
Putnam Short Term
Investment Fund*	$20,657,092	$453,433,268	$233,447,555	$1,255,900	$240,642,805
Total Short-term
investments	$20,657,092	$453,433,268	$233,447,555	$1,255,900	$240,642,805

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$552,600,000
Purchased swap option contracts (contract amount)	$10,392,400,000
Written TBA commitment option contracts (contract amount)	$1,053,100,000
Written swap option contracts (contract amount)	$9,680,800,000
Futures contracts (number of contracts)	2,000
Centrally cleared interest rate swap contracts (notional)	$5,126,500,000
OTC total return swap contracts (notional)	$171,300,000
Centrally cleared total return swap contracts (notional)	$40,400,000
OTC credit default contracts (notional)	$331,900,000
Centrally cleared credit default contracts (notional)	$104,400,000

84 Income Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Payables, Net assets —
Credit contracts	Receivables	$8,198,371	Unrealized depreciation	$25,748,958*
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	65,766,847*	Unrealized depreciation	66,900,255*
Total		$73,965,218		$92,649,213

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$2,637,349	$2,637,349
Interest rate contracts	(10,661,458)	(8,685,994)	30,667,848	$11,320,396
Total	$(10,661,458)	$(8,685,994)	$33,305,197	$13,957,745

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$8,457,700	$8,457,700
Interest rate contracts	(7,348,896)	1,964,827	(1,090,173)	$(6,474,242)
Total	$(7,348,896)	$1,964,827	$7,367,527	$1,983,458

Note 8: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Income Fund 85

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	MorganStanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$6,470,941	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,470,941
OTC Total return swap
contracts*#	9,632	34,014	—	—	—	146,090	167,406	2,419	42,782	—	—	—	—	402,343
Centrally cleared total return
swap contracts§	—	—	3,197	—	—	—	—	—	—	—	—	—	—	3,197
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	203,158	3,052,366	2,063,649	—	2,513,628	231,632	—	133,938	—	8,198,371
Centrally cleared credit
default contracts§	—	—	31,271	—	—	—	—	—	—	—	—	—	—	31,271
Futures contracts§	—	—	—	—	—	—	—	—	—	—	603,172	—	—	603,172
Forward premium swap
option contracts#	5,863,432	1,137,845	—	2,424,435	—	—	1,373,527	3,906,470	—	—	—	1,001,657	—	15,707,366
Purchased swap options**#	8,388,899	—	—	3,874,811	—	1,713,750	621,980	9,375,357	—	—	—	5,437,810	233	29,412,840
Purchased options**#	—	—	—	—	—	—	—	2,642,238	—	—	—	—	—	2,642,238
Total Assets	$14,261,963	$1,171,859	$6,505,409	$6,299,246	$203,158	$4,912,206	$4,226,562	$15,926,484	$2,556,410	$231,632	$603,172	$6,573,405	$233	$63,471,739
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	5,836,192	—	—	—	—	—	—	—	—	—	—	5,836,192
OTC Total return swap
contracts*#	—	245,337	—	15,979	—	79,726	62,363	23,820	82,551	—	—	—	—	509,776
Centrally cleared total return
swap contracts§	—	—	12,569	—	—	—	—	—	—	—	—	—	—	12,569
OTC Credit default contracts —
protection sold*#	300,550	—	—	—	—	6,254,407	2,408,441	—	6,139,668	—	—	244,398	—	15,347,464
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts#	5,157,371	1,396,649	—	2,368,463	—	—	1,652,911	3,022,992	—	—	—	1,067,827	—	14,666,213

86 Income Fund	Income Fund 87

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	MorganStanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Written swap options#	$7,530,669	$795,217	$—	$7,195,829	$—	$1,886,653	$764,529	$10,216,168	$—	$—	$—	$5,010,014	$131,555	$33,530,634
Written options#	—	—	—	—	—	—	—	2,626,008	—	—	—	—	—	2,626,008
Total Liabilities	$12,988,590	$2,437,203	$5,848,761	$9,580,271	$—	$8,220,786	$4,888,244	$15,888,988	$6,222,219	$—	$—	$6,322,239	$131,555	$72,528,856
Total Financial and
Derivative Net Assets	$1,273,373	$(1,265,344)	$656,648	$(3,281,025)	$203,158	$(3,308,580)	$(661,682)	$37,496	$(3,665,809)	$231,632	$603,172	$251,166	$(131,322)	$(9,057,117)
Total collateral received
(pledged)†##	$1,224,770	$(1,265,344)	$—	$(3,281,025)	$203,158	$(3,308,580)	$(661,682)	$(294,292)	$(3,665,809)	$150,000	$—	$251,166	$(131,322)
Net amount	$48,603	$—	$656,648	$—	$—	$—	$—	$331,788	$—	$81,632	$603,172	$—	$—
Controlled collateral received
(including TBA commitments)**	$1,224,770	$—	$—	$—	$220,000	$—	$—	$—	$—	$150,000	$—	$300,000	$—	$1,894,770
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$(1,299,998)	$—	$(4,140,476)	$—	$(3,487,012)	$(742,214)	$(294,292)	$(3,764,860)	$—	$—	$—	$(231,443)	$(13,960,295)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $3,912,465 and $35,752,504, respectively.

88 Income Fund	Income Fund 89

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Opportunities Fund	Convertible Securities Fund
Capital Spectrum Fund	Equity Income Fund
Emerging Markets Equity Fund	International Value Fund
Equity Spectrum Fund	Small Cap Value Fund
Europe Equity Fund
Global Equity Fund	Income
International Capital Opportunities Fund	Diversified Income Trust
International Equity Fund	Emerging Markets Income Fund
Investors Fund	Floating Rate Income Fund
Low Volatility Equity Fund	Global Income Trust
Multi-Cap Core Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Consumer Fund	Mortgage Securities Fund
Global Financials Fund	Short Duration Income Fund
Global Health Care Fund
Global Industrials Fund	Tax-free Income
Global Natural Resources Fund	AMT-Free Municipal Fund
Global Sector Fund	Intermediate-Term Municipal Income Fund
Global Technology Fund	Short-Term Municipal Income Fund
Global Telecommunications Fund	Tax Exempt Income Fund
Global Utilities Fund	Tax-Free High Yield Fund

Growth	State tax-free income funds‡:
Growth Opportunities Fund	California, Massachusetts, Minnesota,
International Growth Fund	New Jersey, New York, Ohio, and Pennsylvania.
Small Cap Growth Fund
Sustainable Future Fund
Sustainable Leaders Fund

90 Income Fund

Absolute Return	Asset Allocation
Absolute Return 100 Fund®	Dynamic Risk Allocation Fund
Fixed Income Absolute Return Fund	George Putnam Balanced Fund
Multi-Asset Absolute Return Fund
Dynamic Asset Allocation Balanced Fund
Putnam PanAgora**	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Market Neutral Fund
Putnam PanAgora Risk Parity Fund	Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Income Fund 91

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

92 Income Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisor	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 St James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	Manoj P. Singh	Assistant Treasurer
One Post Office Square
Boston, MA 02109	Officers	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Custodian	President	BSA Compliance Officer
State Street Bank
and Trust Company	Jonathan S. Horwitz	Nancy E. Florek
	Executive Vice President,	Vice President, Director of
Legal Counsel	Principal Executive Officer,	Proxy Voting and Corporate
Ropes & Gray LLP	and Compliance Liaison	Governance, Assistant Clerk,
and Assistant Treasurer
Robert T. Burns
	Vice President and	Denere P. Poulack
	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales litera -ture when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

**Go paperless:** Log on to putnam.com or scan this code to update your mailing options.

SA035 311183 6/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 29, 2018